Label	Element	Value
(VIF - Core Plus Fixed Income Portfolio - Class I) | (VIF Core Plus Fixed Income Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed-income securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund (Class I)
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Fund Operating Expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 231% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	231.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, at least 80% of the Fund's assets will be invested in fixed-income securities. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. The Adviser invests primarily in a diversified mix of U.S. dollar-denominated investment grade fixed-income securities, particularly U.S. government, corporate, municipal, mortgage- and asset-backed securities. The Fund will ordinarily seek to maintain an average weighted maturity between five and ten years.
The Adviser employs a value approach toward fixed-income investing and evaluates the relative attractiveness among corporate, mortgage and U.S. government securities, and also may invest in non-dollar-denominated issues. The Adviser relies upon value measures to guide its decisions regarding sector, security and country selection, such as the relative attractiveness of the extra yield offered by securities other than those issued by the U.S. Treasury. The Adviser also measures various types of risk by monitoring interest rates, inflation, the shape of the yield curve, credit risk, prepayment risk, country risk and currency valuations. The Fund may engage in frequent trading to achieve its investment objective.
The Fund's investment process incorporates information about environmental, social and governance issues (also referred to as ESG) via an integrated approach within the investment team's fundamental investment analysis framework. The Adviser may engage with management of certain issuers regarding corporate governance practices as well as what the Adviser deems to be materially important environmental and/or social issues facing a company.
The Fund may invest opportunistically in fixed-income securities that are rated below "investment grade" or are not rated, but are of equivalent quality. These fixed-income securities are often referred to as "high yield securities" or "junk bonds." High yield securities are fixed-income securities rated below Baa3 by Moody's Investors Service, Inc. ("Moody's"), below BBB- by S&P Global Ratings Group, a division of S&P Global Inc. ("S&P"), below BBB- by Fitch Ratings, Inc. ("Fitch") or, if unrated, considered by the Adviser to be of equivalent quality. The Fund may also invest in loan-related investments, such as public bank loans made by banks or other financial institutions and loan participations and assignments, which may be rated investment grade or below investment grade. In addition, the Fund may invest in convertible securities.
The Fund's mortgage securities may include collateralized mortgage obligations ("CMOs"), commercial mortgage-backed securities ("CMBS"), stripped mortgage-backed securities ("SMBS") and inverse floating rate obligations ("inverse floaters"). In addition, the Fund may invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis ("TBAs"). The Fund may also invest in securities of foreign issuers, including issuers located in emerging market or developing countries. The securities in which the Fund may invest may be denominated in currencies other than U.S. dollars. The Fund may also invest in restricted and illiquid securities.
The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and other related instruments and techniques. The Fund may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Fund will be counted toward the Fund's 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:
  Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer's inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). The Fund is not limited as to the maturities of the securities in which it may invest. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. To the extent that the Fund invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.
  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may face a heightened level of interest rate risk in times of monetary policy change and uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk).
  Municipal Securities. Municipal securities include both general obligation and revenue bonds. General obligation bonds are secured by the issuer's full faith and credit as well as its taxing power for payment of principal or interest. Revenue bonds are payable solely from revenues derived from a specified revenue source, and therefore are subject to the risk that the revenues so derived will not be sufficient to meet interest and/or principal payment obligations. The value of municipal securities may be affected by political changes as well as uncertainties related to legislative developments, the rights of municipal security holders and taxation. Municipal securities and their issuers may be more susceptible to downgrade, default and bankruptcy as a result of recent periods of economic stress. Municipal securities also involve the risk that an issuer may call the securities for redemption, which could force the Fund to reinvest the proceeds at a lower rate of interest.
  High Yield Securities ("Junk Bonds"). The Fund's investments in high yield securities expose it to a substantial degree of credit risk. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies, and therefore they may have more difficulty making scheduled payments of principal and interest. High yield securities are subject to greater risk of loss of income and principal than higher rated securities and may be considered speculative. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price. An economic downturn affecting an issuer of high yield securities may result in an increased incidence of default. In the event of a default, the Fund may incur additional expenses to seek recovery.
  Loan-Related Investments. In addition to risks generally associated with debt investments, loan-related investments such as public bank loans and loan participations and assignments are subject to other risks. Such investments may be subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, potentially less protection under the federal securities laws and lack of publicly available information. Bank loans are subject to the risk of default in the payment of interest or principal on a loan, which will result in a reduction of income to the Fund, and a potential decrease in the Fund's net asset value per share ("NAV"). The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates. Because public bank loans usually rank lower in priority of payment to senior loans, they present a greater degree of investment risk. These bank loans may exhibit greater price volatility as well.
  Mortgage-Backed Securities. Mortgage-backed securities entail prepayment risk, which generally increases during a period of falling interest rates. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of mortgage-backed securities will increase and market price will decrease. Rates of prepayment, faster or slower than expected by the Adviser, could reduce the Fund's yield, increase the volatility of the Fund and/or cause a decline in NAV. Mortgage-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying the securities to be prepaid more slowly than expected, thereby lengthening the duration of such securities, increasing their sensitivity to interest rate changes and causing their prices to decline. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, mortgage-backed securities are subject to credit risk. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Furthermore, mortgage-backed securities may be subject to risks associated with the assets underlying those securities, such as a decline in value. Investments in mortgage-backed securities may give rise to a form of leverage (indebtedness) and may cause the Fund's portfolio turnover rate to appear higher. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged.
  Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities also entail prepayment risk and extension risk, which may vary depending on the type of asset.
  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund's investments in such securities harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. In addition, the Fund's investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Fund's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.
  Liquidity. The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a changing interest rate environment or in other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.
  Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.
  Portfolio Turnover. Consistent with its investment policies, the Fund will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover will cause the Fund to incur additional transaction costs.
  Market and Geopolitical. The value of your investment in the Fund is based on the market prices and values of the Fund's investments, which change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund's investments, which may in turn impact valuation, the Fund's ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods).
Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class I shares' performance from year-to-year and by showing how the Fund's Class I shares' average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years (Class I) Commenced operations on January 2, 1997
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
High Quarter	03/31/19	3.86%
Low Quarter	12/31/16	-2.38%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Class I) (for the calendar periods ended December 31, 2019)	[1]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class I shares' performance from year-to-year and by showing how the Fund's Class I shares' average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance over time.
(VIF - Core Plus Fixed Income Portfolio - Class I) | (VIF Core Plus Fixed Income Portfolio) | Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	8.72%	[2]
Past Five Years	rr_AverageAnnualReturnYear05	3.05%	[2]
Past Ten Years	rr_AverageAnnualReturnYear10	3.75%	[2]
(VIF - Core Plus Fixed Income Portfolio - Class I) | (VIF Core Plus Fixed Income Portfolio) | Class I
Prospectus:	rr_ProspectusTable
Advisory Fee	rr_ManagementFeesOverAssets	0.38%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%	[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.07%	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.70%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	239
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	421
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 948
Annual Return 2010	rr_AnnualReturn2010	7.14%
Annual Return 2011	rr_AnnualReturn2011	5.65%
Annual Return 2012	rr_AnnualReturn2012	9.44%
Annual Return 2013	rr_AnnualReturn2013	(0.32%)
Annual Return 2014	rr_AnnualReturn2014	7.85%
Annual Return 2015	rr_AnnualReturn2015	(0.65%)
Annual Return 2016	rr_AnnualReturn2016	6.11%
Annual Return 2017	rr_AnnualReturn2017	6.24%
Annual Return 2018	rr_AnnualReturn2018	(0.65%)
Annual Return 2019	rr_AnnualReturn2019	10.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.86%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.38%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Past One Year	rr_AverageAnnualReturnYear01	10.88%
Past Five Years	rr_AverageAnnualReturnYear05	4.29%
Past Ten Years	rr_AverageAnnualReturnYear10	5.09%
(VIF - Core Plus Fixed Income Portfolio - Class II) | (VIF Core Plus Fixed Income Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed-income securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund (Class II)
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold Class II shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Fund Operating Expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 231% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	231.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, at least 80% of the Fund's assets will be invested in fixed-income securities. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. The Adviser invests primarily in a diversified mix of U.S. dollar-denominated investment grade fixed-income securities, particularly U.S. government, corporate, municipal, mortgage- and asset-backed securities. The Fund will ordinarily seek to maintain an average weighted maturity between five and ten years.
The Adviser employs a value approach toward fixed-income investing and evaluates the relative attractiveness among corporate, mortgage and U.S. government securities, and also may invest in non-dollar-denominated issues. The Adviser relies upon value measures to guide its decisions regarding sector, security and country selection, such as the relative attractiveness of the extra yield offered by securities other than those issued by the U.S. Treasury. The Adviser also measures various types of risk by monitoring interest rates, inflation, the shape of the yield curve, credit risk, prepayment risk, country risk and currency valuations. The Fund may engage in frequent trading to achieve its investment objective.
The Fund's investment process incorporates information about environmental, social and governance issues (also referred to as ESG) via an integrated approach within the investment team's fundamental investment analysis framework. The Adviser may engage with management of certain issuers regarding corporate governance practices as well as what the Adviser deems to be materially important environmental and/or social issues facing a company.
The Fund may invest opportunistically in fixed-income securities that are rated below "investment grade" or are not rated, but are of equivalent quality. These fixed-income securities are often referred to as "high yield securities" or "junk bonds." High yield securities are fixed-income securities rated below Baa3 by Moody's Investors Service, Inc. ("Moody's"), below BBB- by S&P Global Ratings Group, a division of S&P Global Inc. ("S&P"), below BBB- by Fitch Ratings, Inc. ("Fitch") or, if unrated, considered by the Adviser to be of equivalent quality. The Fund may also invest in loan-related investments, such as public bank loans made by banks or other financial institutions and loan participations and assignments, which may be rated investment grade or below investment grade. In addition, the Fund may invest in convertible securities.
The Fund's mortgage securities may include collateralized mortgage obligations ("CMOs"), commercial mortgage-backed securities ("CMBS"), stripped mortgage-backed securities ("SMBS") and inverse floating rate obligations ("inverse floaters"). In addition, the Fund may invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis ("TBAs"). The Fund may also invest in securities of foreign issuers, including issuers located in emerging market or developing countries. The securities in which the Fund may invest may be denominated in currencies other than U.S. dollars. The Fund may also invest in restricted and illiquid securities.
The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and other related instruments and techniques. The Fund may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Fund will be counted toward the Fund's 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:
  Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer's inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). The Fund is not limited as to the maturities of the securities in which it may invest. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. To the extent that the Fund invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.
  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may face a heightened level of interest rate risk in times of monetary policy change and uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk).
  Municipal Securities. Municipal securities include both general obligation and revenue bonds. General obligation bonds are secured by the issuer's full faith and credit as well as its taxing power for payment of principal or interest. Revenue bonds are payable solely from revenues derived from a specified revenue source, and therefore are subject to the risk that the revenues so derived will not be sufficient to meet interest and/or principal payment obligations. The value of municipal securities may be affected by political changes as well as uncertainties related to legislative developments, the rights of municipal security holders and taxation. Municipal securities and their issuers may be more susceptible to downgrade, default and bankruptcy as a result of recent periods of economic stress. Municipal securities also involve the risk that an issuer may call the securities for redemption, which could force the Fund to reinvest the proceeds at a lower rate of interest.
  High Yield Securities ("Junk Bonds"). The Fund's investments in high yield securities expose it to a substantial degree of credit risk. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies, and therefore they may have more difficulty making scheduled payments of principal and interest. High yield securities are subject to greater risk of loss of income and principal than higher rated securities and may be considered speculative. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price. An economic downturn affecting an issuer of high yield securities may result in an increased incidence of default. In the event of a default, the Fund may incur additional expenses to seek recovery.
  Loan-Related Investments. In addition to risks generally associated with debt investments, loan-related investments such as public bank loans and loan participations and assignments are subject to other risks. Such investments may be subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, potentially less protection under the federal securities laws and lack of publicly available information. Bank loans are subject to the risk of default in the payment of interest or principal on a loan, which will result in a reduction of income to the Fund, and a potential decrease in the Fund's net asset value per share ("NAV"). The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates. Because public bank loans usually rank lower in priority of payment to senior loans, they present a greater degree of investment risk. These bank loans may exhibit greater price volatility as well.
  Mortgage-Backed Securities. Mortgage-backed securities entail prepayment risk, which generally increases during a period of falling interest rates. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of mortgage-backed securities will increase and market price will decrease. Rates of prepayment, faster or slower than expected by the Adviser, could reduce the Fund's yield, increase the volatility of the Fund and/or cause a decline in NAV. Mortgage-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying the securities to be prepaid more slowly than expected, thereby lengthening the duration of such securities, increasing their sensitivity to interest rate changes and causing their prices to decline. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, mortgage-backed securities are subject to credit risk. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Furthermore, mortgage-backed securities may be subject to risks associated with the assets underlying those securities, such as a decline in value. Investments in mortgage-backed securities may give rise to a form of leverage (indebtedness) and may cause the Fund's portfolio turnover rate to appear higher. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged.
  Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities also entail prepayment risk and extension risk, which may vary depending on the type of asset.
  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund's investments in such securities harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. In addition, the Fund's investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Fund's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.
  Liquidity. The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a changing interest rate environment or in other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.
  Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.
  Portfolio Turnover. Consistent with its investment policies, the Fund will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover will cause the Fund to incur additional transaction costs.
  Market and Geopolitical. The value of your investment in the Fund is based on the market prices and values of the Fund's investments, which change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund's investments, which may in turn impact valuation, the Fund's ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods).
Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class II shares' performance from year-to-year and by showing how the Fund's Class II shares' average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years (Class II) Commenced operations on May 1, 2003
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
High Quarter	03/31/19	3.87%
Low Quarter	12/31/16	-2.39%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Class II) (for the calendar periods ended December 31, 2019)	[4]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class II shares' performance from year-to-year and by showing how the Fund's Class II shares' average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance over time.
(VIF - Core Plus Fixed Income Portfolio - Class II) | (VIF Core Plus Fixed Income Portfolio) | Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	8.72%	[2]
Past Five Years	rr_AverageAnnualReturnYear05	3.05%	[2]
Past Ten Years	rr_AverageAnnualReturnYear10	3.75%	[2]
(VIF - Core Plus Fixed Income Portfolio - Class II) | (VIF Core Plus Fixed Income Portfolio) | Class II
Prospectus:	rr_ProspectusTable
Advisory Fee	rr_ManagementFeesOverAssets	0.38%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%	[5]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.07%	[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.95%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	318
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	556
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,241
Annual Return 2010	rr_AnnualReturn2010	6.86%
Annual Return 2011	rr_AnnualReturn2011	5.40%
Annual Return 2012	rr_AnnualReturn2012	9.19%
Annual Return 2013	rr_AnnualReturn2013	(0.58%)
Annual Return 2014	rr_AnnualReturn2014	7.57%
Annual Return 2015	rr_AnnualReturn2015	(0.83%)
Annual Return 2016	rr_AnnualReturn2016	5.86%
Annual Return 2017	rr_AnnualReturn2017	5.89%
Annual Return 2018	rr_AnnualReturn2018	(0.91%)
Annual Return 2019	rr_AnnualReturn2019	10.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.87%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.39%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Past One Year	rr_AverageAnnualReturnYear01	10.61%
Past Five Years	rr_AverageAnnualReturnYear05	4.03%
Past Ten Years	rr_AverageAnnualReturnYear10	4.83%
(VIF - Discovery Portfolio - Class I) | (VIF Discovery Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund (Class I)
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Fund Operating Expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 101% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	101.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Adviser seeks to achieve the Fund's investment objective by investing primarily in established and emerging companies, with capitalizations within the range of companies included in the Russell Midcap® Growth Index. As of December 31, 2019, these market capitalizations ranged between $267.2 million and $65.1 billion.
The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser typically invests in unique companies it believes have sustainable competitive advantages with above average business visibility, the ability to deploy capital at high rates of return, strong balance sheets and an attractive risk/reward.
The Adviser actively integrates sustainability into the investment process by using environmental, social and governance ("ESG") factors as a lens for additional fundamental research, which can contribute to investment decision-making. The Adviser seeks to understand how environmental and social initiatives within companies can create value by strengthening durable competitive advantages, creating growth opportunities, driving profitability and/or aligning with secular growth trends. The Adviser generally engages with company management teams to discuss their ESG practices, with the aim of identifying how sustainability themes present opportunities and risks that can be material to the value of the security over the long-term. Other aspects of the investment process include a proprietary, systematic evaluation of governance policies, specifically focusing on compensation alignment on long-term value creation. The Adviser does not treat ESG as a deterministic, reductive screen, nor as a portfolio construction tool layered on top of a passive vehicle.
The Fund may invest in equity securities. The Fund may also invest in privately placed and restricted securities.
The Adviser may invest up to 25% of the Fund's net assets in foreign securities, including emerging market securities classified as American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), American Depositary Shares ("ADSs") or Global Depositary Shares ("GDSs"), foreign U.S. dollar-denominated securities that are traded on a U.S. exchange or local shares of non-U.S. issuers.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:
  Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.
  Mid Cap Companies. Investments in mid cap companies may involve greater risks than investments in larger, more established companies. The securities issued by mid cap companies may be less liquid and such companies may have more limited markets, financial resources and product lines and may lack the depth of management of larger companies.
  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund's investments in such securities harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. In addition, the Fund's investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates.
  Liquidity. The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.
  Focused Investing. To the extent that the Fund invests in a limited number of issuers, the Fund will be more susceptible to negative events affecting those issuers and a decline in the value of a particular instrument may cause the Fund's overall value to decline to a greater degree than if the Fund were invested more widely.
  Market and Geopolitical. The value of your investment in the Fund is based on the market prices and values of the Fund's investments, which change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund's investments, which may in turn impact valuation, the Fund's ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods).
Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class I shares' performance from year-to-year and by showing how the Fund's Class I shares' average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years (Class I) Commenced operations on October 18, 1999
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
High Quarter	03/31/19	26.80%
Low Quarter	09/30/11	-19.72%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Class I) (for the calendar periods ended December 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class I shares' performance from year-to-year and by showing how the Fund's Class I shares' average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance over time.
(VIF - Discovery Portfolio - Class I) | (VIF Discovery Portfolio) | Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	35.47%	[6]
Past Five Years	rr_AverageAnnualReturnYear05	11.60%	[6]
Past Ten Years	rr_AverageAnnualReturnYear10	14.24%	[6]
(VIF - Discovery Portfolio - Class I) | (VIF Discovery Portfolio) | Class I
Prospectus:	rr_ProspectusTable
Advisory Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%	[7]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.16%	[7]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.95%	[7]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	337
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	596
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,337
Annual Return 2010	rr_AnnualReturn2010	32.31%
Annual Return 2011	rr_AnnualReturn2011	(7.12%)
Annual Return 2012	rr_AnnualReturn2012	8.69%
Annual Return 2013	rr_AnnualReturn2013	37.49%
Annual Return 2014	rr_AnnualReturn2014	1.97%
Annual Return 2015	rr_AnnualReturn2015	(5.90%)
Annual Return 2016	rr_AnnualReturn2016	(8.78%)
Annual Return 2017	rr_AnnualReturn2017	38.76%
Annual Return 2018	rr_AnnualReturn2018	10.65%
Annual Return 2019	rr_AnnualReturn2019	40.11%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.80%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.72%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Past One Year	rr_AverageAnnualReturnYear01	40.11%
Past Five Years	rr_AverageAnnualReturnYear05	13.05%
Past Ten Years	rr_AverageAnnualReturnYear10	13.21%
(VIF - Discovery Portfolio - Class II) | (VIF Discovery Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund (Class II)
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold Class II shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Fund Operating Expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 101% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	101.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Adviser seeks to achieve the Fund's investment objective by investing primarily in established and emerging companies, with capitalizations within the range of companies included in the Russell Midcap® Growth Index. As of December 31, 2019, these market capitalizations ranged between $267.2 million and $65.1 billion.
The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser typically invests in unique companies it believes have sustainable competitive advantages with above average business visibility, the ability to deploy capital at high rates of return, strong balance sheets and an attractive risk/reward.
The Adviser actively integrates sustainability into the investment process by using environmental, social and governance ("ESG") factors as a lens for additional fundamental research, which can contribute to investment decision-making. The Adviser seeks to understand how environmental and social initiatives within companies can create value by strengthening durable competitive advantages, creating growth opportunities, driving profitability and/or aligning with secular growth trends. The Adviser generally engages with company management teams to discuss their ESG practices, with the aim of identifying how sustainability themes present opportunities and risks that can be material to the value of the security over the long-term. Other aspects of the investment process include a proprietary, systematic evaluation of governance policies, specifically focusing on compensation alignment on long-term value creation. The Adviser does not treat ESG as a deterministic, reductive screen, nor as a portfolio construction tool layered on top of a passive vehicle.
The Fund may invest in equity securities. The Fund may also invest in privately placed and restricted securities.
The Adviser may invest up to 25% of the Fund's net assets in foreign securities, including emerging market securities classified as American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), American Depositary Shares ("ADSs") or Global Depositary Shares ("GDSs"), foreign U.S. dollar-denominated securities that are traded on a U.S. exchange or local shares of non-U.S. issuers.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:
  Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.
  Mid Cap Companies. Investments in mid cap companies may involve greater risks than investments in larger, more established companies. The securities issued by mid cap companies may be less liquid and such companies may have more limited markets, financial resources and product lines and may lack the depth of management of larger companies.
  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund's investments in such securities harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. In addition, the Fund's investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates.
  Liquidity. The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.
  Focused Investing. To the extent that the Fund invests in a limited number of issuers, the Fund will be more susceptible to negative events affecting those issuers and a decline in the value of a particular instrument may cause the Fund's overall value to decline to a greater degree than if the Fund were invested more widely.
  Market and Geopolitical. The value of your investment in the Fund is based on the market prices and values of the Fund's investments, which change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund's investments, which may in turn impact valuation, the Fund's ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods).
Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class II shares' performance from year-to-year and by showing how the Fund's Class II shares' average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years (Class II) Commenced operations on May 5, 2003
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
High Quarter	03/31/19	26.78%
Low Quarter	09/30/11	-19.75%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Class II) (for the calendar periods ended December 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class II shares' performance from year-to-year and by showing how the Fund's Class II shares' average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance over time.
(VIF - Discovery Portfolio - Class II) | (VIF Discovery Portfolio) | Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	35.47%	[6]
Past Five Years	rr_AverageAnnualReturnYear05	11.60%	[6]
Past Ten Years	rr_AverageAnnualReturnYear10	14.24%	[6]
(VIF - Discovery Portfolio - Class II) | (VIF Discovery Portfolio) | Class II
Prospectus:	rr_ProspectusTable
Advisory Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%	[8]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.31%	[8]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.05%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	400
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	715
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,608
Annual Return 2010	rr_AnnualReturn2010	32.27%
Annual Return 2011	rr_AnnualReturn2011	(7.17%)
Annual Return 2012	rr_AnnualReturn2012	8.49%
Annual Return 2013	rr_AnnualReturn2013	37.48%
Annual Return 2014	rr_AnnualReturn2014	1.84%
Annual Return 2015	rr_AnnualReturn2015	(5.99%)
Annual Return 2016	rr_AnnualReturn2016	(8.84%)
Annual Return 2017	rr_AnnualReturn2017	38.60%
Annual Return 2018	rr_AnnualReturn2018	10.53%
Annual Return 2019	rr_AnnualReturn2019	39.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.78%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.75%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Past One Year	rr_AverageAnnualReturnYear01	39.97%
Past Five Years	rr_AverageAnnualReturnYear05	12.94%
Past Ten Years	rr_AverageAnnualReturnYear10	13.11%
(VIF - Emerging Markets Debt Portfolio - Class I) | (VIF Emerging Markets Debt Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks high total return by investing primarily in fixed-income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund (Class I)
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Fund Operating Expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, at least 80% of the Fund's assets will be invested in debt securities of issuers located in emerging market or developing countries. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes.
The Fund's "Adviser," Morgan Stanley Investment Management Inc., and the Fund's "Sub-Adviser," Morgan Stanley Investment Management Limited ("MSIM Limited"), seek high total return by investing primarily in fixed-income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market or developing countries. The Fund's securities will be denominated primarily in U.S. dollars. The Fund may invest, to a lesser extent, in securities denominated in currencies other than U.S. dollars. The Fund may invest in fixed-income securities that are rated below "investment grade" or are not rated, but are of equivalent quality. These fixed-income securities are often referred to as "high yield securities" or "junk bonds." High yield securities are fixed-income securities rated below Baa3 by Moody's Investors Service, Inc. ("Moody's"), below BBB- by S&P Global Ratings Group, a division of S&P Global, Inc. ("S&P") or below BBB- by Fitch Ratings Inc. ("Fitch"), or if unrated, considered by the Adviser and/or the Sub-Adviser, as applicable, to be of equivalent quality.
The Adviser and/or the Sub-Adviser, as applicable, implement a top down assessment of the global economic environment and the sensitivity of emerging economies in general to worldwide events. In selecting the Fund's investments, the Adviser and/or the Sub-Adviser, as applicable, analyze the ability of an emerging market country's government to formulate and implement fiscal and economic policies; socio-political factors, including political risks, election calendars, human development and social stability; and exchange rate and interest rate valuation.
The Fund's investment process incorporates information about environmental, social and governance issues (also referred to as ESG) via an integrated approach within the investment team's fundamental investment analysis framework. The Adviser and/or the Sub-Adviser, as applicable, may engage with management of certain issuers regarding corporate governance practices as well as what the Adviser and/or the Sub-Adviser, as applicable, deem to be materially important environmental and/or social issues facing a company.
The Fund's holdings may range in maturity from overnight to 30 years or more and will not be subject to any minimum credit rating standard. The Adviser and/or the Sub-Adviser, as applicable, generally consider selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.
The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques. The Fund may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. The Fund may also invest in restricted and illiquid securities. Derivative instruments used by the Fund will be counted toward the Fund's 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:
  Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer's inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Investing in emerging markets intensifies this risk, because lower quality fixed-income securities are more volatile in price.
  Foreign Currency. The Fund's investments in foreign securities may be denominated in foreign currencies. The value of foreign currencies may fluctuate relative to the value of the U.S. dollar. Since the Fund may invest in such non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Fund's assets. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the overall economic health of the issuer. Devaluation of a currency by a country's government or banking authority also will have a significant impact on the value of any investments denominated in that currency. The Adviser and/or the Sub-Adviser, as applicable, may use derivatives to reduce this risk. The Adviser and/or the Sub-Adviser, as applicable, may in their discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.
  High Yield Securities ("Junk Bonds"). The Fund's investments in high yield securities expose it to a substantial degree of credit risk. Investing in emerging markets intensifies risk, because high yield securities may be more volatile in price in certain environments. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies, and therefore they may have more difficulty making scheduled payments of principal and interest. High yield securities are subject to greater risk of loss of income and principal than higher rated securities and may be considered speculative. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price. An economic downturn affecting an issuer of high yield securities may result in an increased incidence of default. In the event of a default, the Fund may incur additional expenses to seek recovery.
  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund's investments in such securities harder to value. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. When the Fund holds illiquid investments, its portfolio may be harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. In addition, the Fund's investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Fund's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.
  Liquidity. The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a changing interest rate environment or in other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.
  Sovereign Debt Securities. Investing in sovereign debt securities will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors. In addition, foreign governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments. Moreover, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.
  Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.
  Non-Diversification. Because the Fund is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that investment may cause the Fund's overall value to decline to a greater degree than a diversified portfolio.
  Leverage. The Fund may borrow money for investment purposes. Borrowing for investment purposes is a speculative activity that creates leverage. Leverage will magnify the effect of increases and decreases in prices of portfolio securities.
  Market and Geopolitical. The value of your investment in the Fund is based on the market prices and values of the Fund's investments, which change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund's investments, which may in turn impact valuation, the Fund's ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods).
Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification. Because the Fund is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that investment may cause the Fund's overall value to decline to a greater degree than a diversified portfolio.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class I shares' performance from year-to-year and by showing how the Fund's Class I shares' average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years (Class I) Commenced operations on June 16, 1997
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
High Quarter	09/30/10	8.29%
Low Quarter	06/30/13	-6.99%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Class I) (for the calendar periods ended December 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class I shares' performance from year-to-year and by showing how the Fund's Class I shares' average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance over time.
(VIF - Emerging Markets Debt Portfolio - Class I) | (VIF Emerging Markets Debt Portfolio) | J.P. Morgan Emerging Markets Bond Global Diversified Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	15.04%	[9]
Past Five Years	rr_AverageAnnualReturnYear05	6.24%	[9]
Past Ten Years	rr_AverageAnnualReturnYear10	6.90%	[9]
(VIF - Emerging Markets Debt Portfolio - Class I) | (VIF Emerging Markets Debt Portfolio) | Emerging Markets Debt Blended Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	14.42%	[10]
Past Five Years	rr_AverageAnnualReturnYear05	5.88%	[10]
Past Ten Years	rr_AverageAnnualReturnYear10	6.57%	[10]
(VIF - Emerging Markets Debt Portfolio - Class I) | (VIF Emerging Markets Debt Portfolio) | J.P. Morgan Emerging Markets Bond Global Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	14.42%	[11]
Past Five Years	rr_AverageAnnualReturnYear05	5.88%	[11]
Past Ten Years	rr_AverageAnnualReturnYear10	6.57%	[11]
(VIF - Emerging Markets Debt Portfolio - Class I) | (VIF Emerging Markets Debt Portfolio) | Class I
Prospectus:	rr_ProspectusTable
Advisory Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 114
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	356
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	617
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,363
Annual Return 2010	rr_AnnualReturn2010	9.74%
Annual Return 2011	rr_AnnualReturn2011	7.03%
Annual Return 2012	rr_AnnualReturn2012	17.96%
Annual Return 2013	rr_AnnualReturn2013	(8.75%)
Annual Return 2014	rr_AnnualReturn2014	2.93%
Annual Return 2015	rr_AnnualReturn2015	(1.12%)
Annual Return 2016	rr_AnnualReturn2016	10.55%
Annual Return 2017	rr_AnnualReturn2017	9.71%
Annual Return 2018	rr_AnnualReturn2018	(6.94%)
Annual Return 2019	rr_AnnualReturn2019	14.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.29%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.99%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Past One Year	rr_AverageAnnualReturnYear01	14.25%
Past Five Years	rr_AverageAnnualReturnYear05	4.98%
Past Ten Years	rr_AverageAnnualReturnYear10	5.20%
(VIF - Emerging Markets Debt Portfolio - Class II) | (VIF Emerging Markets Debt Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks high total return by investing primarily in fixed-income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund (Class II)
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold Class II shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Fund Operating Expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, at least 80% of the Fund's assets will be invested in debt securities of issuers located in emerging market or developing countries. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes.
The Fund's "Adviser," Morgan Stanley Investment Management Inc., and the Fund's "Sub-Adviser," Morgan Stanley Investment Management Limited ("MSIM Limited"), seek high total return by investing primarily in fixed-income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market or developing countries. The Fund's securities will be denominated primarily in U.S. dollars. The Fund may invest, to a lesser extent, in securities denominated in currencies other than U.S. dollars. The Fund may invest in fixed-income securities that are rated below "investment grade" or are not rated, but are of equivalent quality. These fixed-income securities are often referred to as "high yield securities" or "junk bonds." High yield securities are fixed-income securities rated below Baa3 by Moody's Investors Service, Inc. ("Moody's"), below BBB- by S&P Global Ratings Group, a division of S&P Global, Inc. ("S&P") or below BBB- by Fitch Ratings Inc. ("Fitch"), or if unrated, considered by the Adviser and/or the Sub-Adviser, as applicable, to be of equivalent quality.
The Adviser and/or the Sub-Adviser, as applicable, implement a top down assessment of the global economic environment and the sensitivity of emerging economies in general to worldwide events. In selecting the Fund's investments, the Adviser and/or the Sub-Adviser, as applicable, analyze the ability of an emerging market country's government to formulate and implement fiscal and economic policies; socio-political factors, including political risks, election calendars, human development and social stability; and exchange rate and interest rate valuation.
The Fund's investment process incorporates information about environmental, social and governance issues (also referred to as ESG) via an integrated approach within the investment team's fundamental investment analysis framework. The Adviser and/or the Sub-Adviser, as applicable, may engage with management of certain issuers regarding corporate governance practices as well as what the Adviser and/or the Sub-Adviser, as applicable, deem to be materially important environmental and/or social issues facing a company.
The Fund's holdings may range in maturity from overnight to 30 years or more and will not be subject to any minimum credit rating standard. The Adviser and/or the Sub-Adviser, as applicable, generally consider selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.
The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques. The Fund may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. The Fund may also invest in restricted and illiquid securities. Derivative instruments used by the Fund will be counted toward the Fund's 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:
  Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer's inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Investing in emerging markets intensifies this risk, because lower quality fixed-income securities are more volatile in price.
  Foreign Currency. The Fund's investments in foreign securities may be denominated in foreign currencies. The value of foreign currencies may fluctuate relative to the value of the U.S. dollar. Since the Fund may invest in such non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Fund's assets. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the overall economic health of the issuer. Devaluation of a currency by a country's government or banking authority also will have a significant impact on the value of any investments denominated in that currency. The Adviser and/or the Sub-Adviser, as applicable, may use derivatives to reduce this risk. The Adviser and/or the Sub-Adviser, as applicable, may in their discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.
  High Yield Securities ("Junk Bonds"). The Fund's investments in high yield securities expose it to a substantial degree of credit risk. Investing in emerging markets intensifies risk, because high yield securities may be more volatile in price in certain environments. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies, and therefore they may have more difficulty making scheduled payments of principal and interest. High yield securities are subject to greater risk of loss of income and principal than higher rated securities and may be considered speculative. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price. An economic downturn affecting an issuer of high yield securities may result in an increased incidence of default. In the event of a default, the Fund may incur additional expenses to seek recovery.
  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund's investments in such securities harder to value. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. When the Fund holds illiquid investments, its portfolio may be harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. In addition, the Fund's investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Fund's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.
  Liquidity. The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a changing interest rate environment or in other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.
  Sovereign Debt Securities. Investing in sovereign debt securities will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors. In addition, foreign governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments. Moreover, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.
  Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.
  Non-Diversification. Because the Fund is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that investment may cause the Fund's overall value to decline to a greater degree than a diversified portfolio.
  Leverage. The Fund may borrow money for investment purposes. Borrowing for investment purposes is a speculative activity that creates leverage. Leverage will magnify the effect of increases and decreases in prices of portfolio securities.
  Market and Geopolitical. The value of your investment in the Fund is based on the market prices and values of the Fund's investments, which change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund's investments, which may in turn impact valuation, the Fund's ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods).
Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification. Because the Fund is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that investment may cause the Fund's overall value to decline to a greater degree than a diversified portfolio.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class II shares' performance from year-to-year and by showing how the Fund's Class II shares' average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years (Class II) Commenced operations on December 19, 2002
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
High Quarter	09/30/10	8.20%
Low Quarter	06/30/13	-6.93%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Class II) (for the calendar periods ended December 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class II shares' performance from year-to-year and by showing how the Fund's Class II shares' average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance over time.
(VIF - Emerging Markets Debt Portfolio - Class II) | (VIF Emerging Markets Debt Portfolio) | J.P. Morgan Emerging Markets Bond Global Diversified Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	15.04%	[9]
Past Five Years	rr_AverageAnnualReturnYear05	6.24%	[9]
Past Ten Years	rr_AverageAnnualReturnYear10	6.90%	[9]
(VIF - Emerging Markets Debt Portfolio - Class II) | (VIF Emerging Markets Debt Portfolio) | Emerging Markets Debt Blended Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	14.42%	[10]
Past Five Years	rr_AverageAnnualReturnYear05	5.88%	[10]
Past Ten Years	rr_AverageAnnualReturnYear10	6.57%	[10]
(VIF - Emerging Markets Debt Portfolio - Class II) | (VIF Emerging Markets Debt Portfolio) | J.P. Morgan Emerging Markets Bond Global Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	14.42%	[11]
Past Five Years	rr_AverageAnnualReturnYear05	5.88%	[11]
Past Ten Years	rr_AverageAnnualReturnYear10	6.57%	[11]
(VIF - Emerging Markets Debt Portfolio - Class II) | (VIF Emerging Markets Debt Portfolio) | Class II
Prospectus:	rr_ProspectusTable
Advisory Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%	[12]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.20%	[12]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.17%	[12]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 119
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	414
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	731
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,629
Annual Return 2010	rr_AnnualReturn2010	9.74%
Annual Return 2011	rr_AnnualReturn2011	6.88%
Annual Return 2012	rr_AnnualReturn2012	17.88%
Annual Return 2013	rr_AnnualReturn2013	(8.76%)
Annual Return 2014	rr_AnnualReturn2014	2.89%
Annual Return 2015	rr_AnnualReturn2015	(1.17%)
Annual Return 2016	rr_AnnualReturn2016	10.58%
Annual Return 2017	rr_AnnualReturn2017	9.58%
Annual Return 2018	rr_AnnualReturn2018	(7.04%)
Annual Return 2019	rr_AnnualReturn2019	14.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.20%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.93%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Past One Year	rr_AverageAnnualReturnYear01	14.17%
Past Five Years	rr_AverageAnnualReturnYear05	4.91%
Past Ten Years	rr_AverageAnnualReturnYear10	5.13%
(VIF - Emerging Markets Equity Portfolio - Class I) | (VIF Emerging Markets Equity Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund (Class I)
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Fund Operating Expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to maximize returns by investing in growth-oriented equity securities in emerging markets.
The global strategists of the Adviser and the Fund's "Sub-Adviser," Morgan Stanley Investment Management Company ("MSIM Company"), analyze the global economic environment, particularly its impact on emerging markets, and allocate the Fund's assets among emerging markets based on relative economic, political and social fundamentals, stock valuations and investor sentiment.
The investment process takes into account information about environmental, social and governance issues (also referred to as ESG) when making investment decisions. The Adviser and/or Sub-Adviser, as applicable, focus on engaging company management around corporate governance practices as well as what the Adviser and/or Sub-Adviser, as applicable, deem to be materially important environmental and/or social issues facing a company.
Under normal circumstances, at least 80% of the Fund's assets will be invested in equity securities of issuers located in emerging market or developing countries. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. The equity securities in which the Fund may invest include common and preferred stocks, convertible securities, depositary receipts, rights, warrants and limited partnership interests.
The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund's use of derivatives may involve the purchase and sale of derivative instruments such as futures and other related instruments and techniques. The Fund may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Fund will be counted toward the Fund's 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:
  Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. To the extent that the Fund invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.
  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund's investments in such securities harder to value. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. When the Fund holds illiquid investments, its portfolio may be harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. In addition, the Fund's investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Fund's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.
  Liquidity. The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.
  Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.
  Market and Geopolitical. The value of your investment in the Fund is based on the market prices and values of the Fund's investments, which change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund's investments, which may in turn impact valuation, the Fund's ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods).
Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class I shares' performance from year-to-year and by showing how the Fund's Class I shares' average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years (Class I) Commenced operations on October 1, 1996
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
High Quarter	09/30/10	20.02%
Low Quarter	09/30/11	-19.85%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Class I) (for the calendar periods ended December 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class I shares' performance from year-to-year and by showing how the Fund's Class I shares' average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance over time.
(VIF - Emerging Markets Equity Portfolio - Class I) | (VIF Emerging Markets Equity Portfolio) | MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	18.42%	[13]
Past Five Years	rr_AverageAnnualReturnYear05	5.61%	[13]
Past Ten Years	rr_AverageAnnualReturnYear10	3.68%	[13]
(VIF - Emerging Markets Equity Portfolio - Class I) | (VIF Emerging Markets Equity Portfolio) | Class I
Prospectus:	rr_ProspectusTable
Advisory Fee	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%	[14]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[14]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%	[14]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	401
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	695
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,532
Annual Return 2010	rr_AnnualReturn2010	19.02%
Annual Return 2011	rr_AnnualReturn2011	(18.22%)
Annual Return 2012	rr_AnnualReturn2012	19.95%
Annual Return 2013	rr_AnnualReturn2013	(1.02%)
Annual Return 2014	rr_AnnualReturn2014	(4.49%)
Annual Return 2015	rr_AnnualReturn2015	(10.69%)
Annual Return 2016	rr_AnnualReturn2016	6.74%
Annual Return 2017	rr_AnnualReturn2017	35.06%
Annual Return 2018	rr_AnnualReturn2018	(17.47%)
Annual Return 2019	rr_AnnualReturn2019	19.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.02%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.85%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Past One Year	rr_AverageAnnualReturnYear01	19.59%
Past Five Years	rr_AverageAnnualReturnYear05	4.91%
Past Ten Years	rr_AverageAnnualReturnYear10	3.44%
(VIF - Emerging Markets Equity Portfolio - Class II) | (VIF Emerging Markets Equity Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund (Class II)
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold Class II shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Fund Operating Expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to maximize returns by investing in growth-oriented equity securities in emerging markets.
The global strategists of the Adviser and the Fund's "Sub-Adviser," Morgan Stanley Investment Management Company ("MSIM Company"), analyze the global economic environment, particularly its impact on emerging markets, and allocate the Fund's assets among emerging markets based on relative economic, political and social fundamentals, stock valuations and investor sentiment.
The investment process takes into account information about environmental, social and governance issues (also referred to as ESG) when making investment decisions. The Adviser and/or Sub-Adviser, as applicable, focus on engaging company management around corporate governance practices as well as what the Adviser and/or Sub-Adviser, as applicable, deem to be materially important environmental and/or social issues facing a company.
Under normal circumstances, at least 80% of the Fund's assets will be invested in equity securities of issuers located in emerging market or developing countries. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. The equity securities in which the Fund may invest include common and preferred stocks, convertible securities, depositary receipts, rights, warrants and limited partnership interests.
The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund's use of derivatives may involve the purchase and sale of derivative instruments such as futures and other related instruments and techniques. The Fund may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Fund will be counted toward the Fund's 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:
  Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. To the extent that the Fund invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.
  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund's investments in such securities harder to value. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. When the Fund holds illiquid investments, its portfolio may be harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. In addition, the Fund's investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Fund's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.
  Liquidity. The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.
  Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.
  Market and Geopolitical. The value of your investment in the Fund is based on the market prices and values of the Fund's investments, which change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund's investments, which may in turn impact valuation, the Fund's ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods).
Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class II shares' performance from year-to-year and by showing how the Fund's Class II shares' average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years (Class II) Commenced operations on January 10, 2003
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
High Quarter	09/30/10	19.98%
Low Quarter	09/30/11	-19.82%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Class II) (for the calendar periods ended December 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class II shares' performance from year-to-year and by showing how the Fund's Class II shares' average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance over time.
(VIF - Emerging Markets Equity Portfolio - Class II) | (VIF Emerging Markets Equity Portfolio) | MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	18.42%	[13]
Past Five Years	rr_AverageAnnualReturnYear05	5.61%	[13]
Past Ten Years	rr_AverageAnnualReturnYear10	3.68%	[13]
(VIF - Emerging Markets Equity Portfolio - Class II) | (VIF Emerging Markets Equity Portfolio) | Class II
Prospectus:	rr_ProspectusTable
Advisory Fee	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%	[15]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.22%	[15]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.30%	[15]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	459
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	808
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,794
Annual Return 2010	rr_AnnualReturn2010	18.94%
Annual Return 2011	rr_AnnualReturn2011	(18.24%)
Annual Return 2012	rr_AnnualReturn2012	19.84%
Annual Return 2013	rr_AnnualReturn2013	(1.10%)
Annual Return 2014	rr_AnnualReturn2014	(4.55%)
Annual Return 2015	rr_AnnualReturn2015	(10.71%)
Annual Return 2016	rr_AnnualReturn2016	6.62%
Annual Return 2017	rr_AnnualReturn2017	35.06%
Annual Return 2018	rr_AnnualReturn2018	(17.51%)
Annual Return 2019	rr_AnnualReturn2019	19.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.98%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.82%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Past One Year	rr_AverageAnnualReturnYear01	19.51%
Past Five Years	rr_AverageAnnualReturnYear05	4.86%
Past Ten Years	rr_AverageAnnualReturnYear10	3.38%
(VIF - Global Franchise Portfolio - Class II) | (VIF Global Franchise Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund (Class II)
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold Class II shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Fund Operating Expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Adviser and the Fund's "Sub-Adviser," Morgan Stanley Investment Management Limited ("MSIM Limited"), seek long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world that they believe have, among other things, sustainable competitive advantages, capable management and financial strength. Under normal market conditions, the Fund invests in securities of issuers from at least three different countries, which may include the United States.
The Fund's investment process focuses on the sustainability and direction of a company's long-term returns on capital. Environmental, social and governance (ESG) considerations are a fundamental and integrated part of this process, as the Sub-Adviser believes material weaknesses in any of the ESG areas can potentially threaten the long-term sustainability of a company's returns on capital. The Adviser and/or Sub-Adviser rely on their research capabilities, analytical resources and judgment to identify and monitor franchise businesses meeting its investment criteria.
The Adviser and/or Sub-Adviser believe that the number of issuers with strong business franchises meeting its criteria may be limited and, accordingly, the Fund may concentrate its holdings in a relatively small number of companies and may invest up to 25% of its net assets in a single issuer. The Fund's equity investments may include convertible securities.
The Adviser and/or Sub-Adviser generally consider selling a portfolio holding when they determine that the holding no longer satisfies their investment criteria or that replacing the holding with another investment should improve the Fund's valuation and/or quality.
The Fund may utilize foreign currency forward exchange contracts, which are derivatives, in connection with its investments in foreign securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:
  Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. To the extent that the Fund invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.
  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund's investments in such securities harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. In addition, the Fund's investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Fund's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.
  Small and Mid Cap Companies. Investments in small and mid cap companies may involve greater risks than investments in larger, more established companies. The securities issued by small and mid cap companies may be less liquid and such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.
  Global Franchise Companies. Changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, government regulation and economic conditions may adversely affect global franchise companies and may negatively impact the Fund to a greater extent than if the Fund's assets were invested in a wider variety of companies.
  ESG Investment Risk. The Fund's adherence to its ESG criteria and application of related analyses when selecting investments may impact the Fund's performance, including relative to similar funds that do not adhere to such criteria or apply such analyses. Additionally, the Fund's adherence to its ESG criteria and application of related analyses in connection with identifying and selecting investments may require subjective analysis and may be more difficult if data about a particular company or market is limited, such as with respect to issuers in emerging market countries. Socially responsible norms differ by country and region, and a company's ESG practices or the Adviser's assessment of such may change over time.
  Liquidity. The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.
  Non-Diversification. Because the Fund is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that investment may cause the Fund's overall value to decline to a greater degree than a diversified portfolio.
  Market and Geopolitical. The value of your investment in the Fund is based on the market prices and values of the Fund's investments, which change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund's investments, which may in turn impact valuation, the Fund's ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods).
Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification. Because the Fund is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that investment may cause the Fund's overall value to decline to a greater degree than a diversified portfolio.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class II shares' performance from year-to-year and by showing how the Fund's Class II shares' average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years (Class II) Commenced operations on April 30, 2003
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
High Quarter	03/31/19	15.21%
Low Quarter	12/31/18	-9.25%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Class II) (for the calendar periods ended December 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class II shares' performance from year-to-year and by showing how the Fund's Class II shares' average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance over time.
(VIF - Global Franchise Portfolio - Class II) | (VIF Global Franchise Portfolio) | MSCI World Net Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	27.67%	[16]
Past Five Years	rr_AverageAnnualReturnYear05	8.74%	[16]
Past Ten Years	rr_AverageAnnualReturnYear10	9.47%	[16]
(VIF - Global Franchise Portfolio - Class II) | (VIF Global Franchise Portfolio) | Class II
Prospectus:	rr_ProspectusTable
Advisory Fee	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%	[17]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.49%	[17]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.20%	[17]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	485
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	872
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,957
Annual Return 2010	rr_AnnualReturn2010	14.05%
Annual Return 2011	rr_AnnualReturn2011	9.05%
Annual Return 2012	rr_AnnualReturn2012	15.59%
Annual Return 2013	rr_AnnualReturn2013	19.66%
Annual Return 2014	rr_AnnualReturn2014	4.51%
Annual Return 2015	rr_AnnualReturn2015	6.20%
Annual Return 2016	rr_AnnualReturn2016	5.42%
Annual Return 2017	rr_AnnualReturn2017	25.75%
Annual Return 2018	rr_AnnualReturn2018	(1.77%)
Annual Return 2019	rr_AnnualReturn2019	29.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.21%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.25%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Past One Year	rr_AverageAnnualReturnYear01	29.53%
Past Five Years	rr_AverageAnnualReturnYear05	12.37%
Past Ten Years	rr_AverageAnnualReturnYear10	12.41%
(VIF - Global Infrastructure Portfolio - Class I) | (VIF Global Infrastructure Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks both capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund (Class I)
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Fund Operating Expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its assets in equity securities issued by companies located throughout the world that are engaged in the infrastructure business. A company is considered to be in the infrastructure business if it derives at least 50% of its revenues or earnings from, or devotes at least 50% of its assets to, infrastructure-related activities. Infrastructure refers to the systems and networks of energy, transportation, communication, utilities and other services required for the normal function of society. Companies in the infrastructure business may be involved in a variety of areas, including, but not limited to, (i) the transmission, distribution, storage or transportation of electricity, oil and gas (and other bulk liquid products), water, and other natural resources used to produce energy, (ii) the construction and operation of renewable power facilities, (iii) the development, ownership, lease, concession, or management of highways, toll roads, tunnels, bridges, pipelines, airports, marine ports, refueling and related facilities, (iv) the provision of communications, including the development, lease, concession, or management of telephone, broadcast and mobile towers, fiber optic/copper cable, and satellite networks, (v) waste-water management, water purification/desalination, and other waste operations and (vi) the construction or operation of essential public structures. The Fund's equity investments may include real estate investment trusts ("REITs"). The Fund's investments may include securities of small and medium capitalization companies. The Fund may invest up to 100% of its net assets in foreign securities, which may include emerging market securities. Under normal market conditions, the Fund typically invests at least the lesser of (i) 40% of its total assets in the securities of issuers located outside of the United States or (ii) an amount of its total assets equal to the approximate percentage of issuers located outside of the United States included in the Dow Jones Brookfield Global Infrastructure IndexSM, unless the Adviser determines, in its sole discretion, that conditions are not favorable. If the Adviser determines that conditions are not favorable, the Fund may invest under 40% of its total assets in the securities of issuers located outside of the United States, provided that the Fund will not invest less than 30% of its total assets in such securities except for temporary defensive purposes. In addition, under normal market conditions, the Fund invests in the securities of issuers from at least three different countries, which may include the United States.
The Adviser allocates the Fund's assets between the different types of companies in the infrastructure business based on relative valuation, underlying company fundamentals, and demographic and macroeconomic considerations. The Fund has a fundamental policy (i.e., one that cannot be changed without shareholder approval) of investing 25% or more of its assets in the infrastructure industry.
In selecting securities to buy, hold or sell for the Fund, the Adviser actively manages the Fund using a combination of bottom-up and top-down methodologies. The value-driven approach to bottom-up security selection utilizes proprietary research models to identify infrastructure companies that offer the best value relative to their underlying assets and growth prospects. The top-down allocation provides exposure to major economic infrastructure sectors and countries, with an overweighting to those sectors/countries that offer the best relative valuation.
The Adviser may consider information about environmental, social and governance issues (also referred to as ESG) in its bottom-up stock selection process when making investment decisions. The Adviser may engage with company management regarding corporate governance practices as well as what the Adviser deems to be materially important environmental and/or social issues facing a company.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:
  Infrastructure Industry. By concentrating its investments in the infrastructure industry, the Fund has greater exposure to the potential adverse economic, regulatory, political and other changes affecting companies operating within such industry. Companies within the infrastructure industry are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction and improvement programs, high leverage, costs associated with compliance with and changes in environmental and other regulations, difficulty in raising capital in adequate amounts and on reasonable terms in periods of high inflation and unsettled capital markets or government budgetary constraints that impact publicly funded projects, the effects of economic slowdown or recession and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors.
Other factors that may affect the operations of companies within the infrastructure industry include innovations in technology that could render the way in which a company delivers a product or service obsolete, significant changes to the number of ultimate end-users of a company's products, inexperience with and potential losses resulting from a developing deregulatory environment, increased susceptibility to terrorist attacks, risks of environmental damage due to a company's operations or an accident, and general changes in market sentiment towards infrastructure and utilities assets. Companies operating in the infrastructure industry face operating risks, including the risk of fire, explosions, leaks, mining and drilling accidents or other catastrophic events. In addition, natural risks, such as earthquakes, floods, lightning, hurricanes, tsunamis and wind, are inherent risks in infrastructure company operations.
  Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.
  Small and Mid Cap Companies. Investments in small and mid cap companies may involve greater risks than investments in larger, more established companies. The securities issued by small and mid cap companies may be less liquid and such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.
  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund's investments in such securities harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. In addition, the Fund's investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates.
  REITs. Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Operating REITs requires specialized management skills and the Fund indirectly bears management expenses along with the direct expenses of the Fund. REITs are also subject to certain provisions under federal tax law and the failure of a company to qualify as a REIT could have adverse consequences for the Fund. Certain infrastructure companies in which the Fund may invest may elect to be treated as a REIT for U.S. tax purposes, and would therefore be subject to the risks discussed above.
  Non-Diversification. Because the Fund is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that investment may cause the Fund's overall value to decline to a greater degree than a diversified portfolio.
  Value Stocks. Value stocks are those stocks the Adviser believes to be undervalued in comparison to their peers, due to market, company-specific or other factors. The prices of value stocks, therefore, may be below average in relation to other measures. Different investment styles (e.g., "growth," "value" or "quantitative") tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.
  Market and Geopolitical. The value of your investment in the Fund is based on the market prices and values of the Fund's investments, which change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund's investments, which may in turn impact valuation, the Fund's ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods).
Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification. Because the Fund is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that investment may cause the Fund's overall value to decline to a greater degree than a diversified portfolio.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Pursuant to separate agreements and plans of reorganization between the Company, on behalf of the Fund, and Morgan Stanley Select Dimensions Investment Series—Global Infrastructure Portfolio ("SD Global Infrastructure"), and Morgan Stanley Variable Investment Series—Global Infrastructure Portfolio ("VIS Global Infrastructure" and together with SD Global Infrastructure, each a "Predecessor Fund"), on April 28, 2014, the Fund acquired substantially all of the assets and liabilities of each Predecessor Fund in exchange for shares of the Fund (collectively, the "Reorganization").
The Fund adopted the financial and performance history of VIS Global Infrastructure. As a result, the historical performance information shown below reflects, for the period prior to the Reorganization, the historical performance of the Class X shares of VIS Global Infrastructure.
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class I shares' performance from year-to-year and by showing how the Fund's Class I shares' average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance, as well as a comparative sector index, over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years (Class I) Commenced operations on March 1, 1990	[18]
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
High Quarter	09/30/10	16.92%
Low Quarter	09/30/15	-11.21%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Class I) (for the calendar periods ended December 31, 2019)	[18]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class I shares' performance from year-to-year and by showing how the Fund's Class I shares' average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance, as well as a comparative sector index, over time.
(VIF - Global Infrastructure Portfolio - Class I) | (VIF Global Infrastructure Portfolio) | Dow Jones Brookfield Global Infrastructure IndexSM (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	28.69%	[19]
Past Five Years	rr_AverageAnnualReturnYear05	5.75%	[19]
Past Ten Years	rr_AverageAnnualReturnYear10	10.22%	[19]
(VIF - Global Infrastructure Portfolio - Class I) | (VIF Global Infrastructure Portfolio) | S&P Global BMI Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	26.76%	[20]
Past Five Years	rr_AverageAnnualReturnYear05	8.87%	[20]
Past Ten Years	rr_AverageAnnualReturnYear10	9.44%	[20]
(VIF - Global Infrastructure Portfolio - Class I) | (VIF Global Infrastructure Portfolio) | Class I
Prospectus:	rr_ProspectusTable
Advisory Fee	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%	[21]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.46%	[21]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.87%	[21]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	376
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	685
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,561
Annual Return 2010	rr_AnnualReturn2010	6.93%
Annual Return 2011	rr_AnnualReturn2011	16.07%
Annual Return 2012	rr_AnnualReturn2012	18.69%
Annual Return 2013	rr_AnnualReturn2013	17.91%
Annual Return 2014	rr_AnnualReturn2014	15.63%
Annual Return 2015	rr_AnnualReturn2015	(13.76%)
Annual Return 2016	rr_AnnualReturn2016	15.27%
Annual Return 2017	rr_AnnualReturn2017	12.96%
Annual Return 2018	rr_AnnualReturn2018	(7.85%)
Annual Return 2019	rr_AnnualReturn2019	28.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.92%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.21%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Past One Year	rr_AverageAnnualReturnYear01	28.30%
Past Five Years	rr_AverageAnnualReturnYear05	5.83%
Past Ten Years	rr_AverageAnnualReturnYear10	10.30%
(VIF - Global Infrastructure Portfolio - Class II) | (VIF Global Infrastructure Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks both capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund (Class II)
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold Class II shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Fund Operating Expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its assets in equity securities issued by companies located throughout the world that are engaged in the infrastructure business. A company is considered to be in the infrastructure business if it derives at least 50% of its revenues or earnings from, or devotes at least 50% of its assets to, infrastructure-related activities. Infrastructure refers to the systems and networks of energy, transportation, communication, utilities and other services required for the normal function of society. Companies in the infrastructure business may be involved in a variety of areas, including, but not limited to, (i) the transmission, distribution, storage or transportation of electricity, oil and gas (and other bulk liquid products), water, and other natural resources used to produce energy, (ii) the construction and operation of renewable power facilities, (iii) the development, ownership, lease, concession, or management of highways, toll roads, tunnels, bridges, pipelines, airports, marine ports, refueling and related facilities, (iv) the provision of communications, including the development, lease, concession, or management of telephone, broadcast and mobile towers, fiber optic/copper cable, and satellite networks, (v) waste-water management, water purification/desalination, and other waste operations and (vi) the construction or operation of essential public structures. The Fund's equity investments may include real estate investment trusts ("REITs"). The Fund's investments may include securities of small and medium capitalization companies. The Fund may invest up to 100% of its net assets in foreign securities, which may include emerging market securities. Under normal market conditions, the Fund typically invests at least the lesser of (i) 40% of its total assets in the securities of issuers located outside of the United States or (ii) an amount of its total assets equal to the approximate percentage of issuers located outside of the United States included in the Dow Jones Brookfield Global Infrastructure IndexSM, unless the Adviser determines, in its sole discretion, that conditions are not favorable. If the Adviser determines that conditions are not favorable, the Fund may invest under 40% of its total assets in the securities of issuers located outside of the United States, provided that the Fund will not invest less than 30% of its total assets in such securities except for temporary defensive purposes. In addition, under normal market conditions, the Fund invests in the securities of issuers from at least three different countries, which may include the United States.
The Adviser allocates the Fund's assets between the different types of companies in the infrastructure business based on relative valuation, underlying company fundamentals, and demographic and macroeconomic considerations. The Fund has a fundamental policy (i.e., one that cannot be changed without shareholder approval) of investing 25% or more of its assets in the infrastructure industry.
In selecting securities to buy, hold or sell for the Fund, the Adviser actively manages the Fund using a combination of bottom-up and top-down methodologies. The value-driven approach to bottom-up security selection utilizes proprietary research models to identify infrastructure companies that offer the best value relative to their underlying assets and growth prospects. The top-down allocation provides exposure to major economic infrastructure sectors and countries, with an overweighting to those sectors/countries that offer the best relative valuation.
The Adviser may consider information about environmental, social and governance issues (also referred to as ESG) in its bottom-up stock selection process when making investment decisions. The Adviser may engage with company management regarding corporate governance practices as well as what the Adviser deems to be materially important environmental and/or social issues facing a company.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:
  Infrastructure Industry. By concentrating its investments in the infrastructure industry, the Fund has greater exposure to the potential adverse economic, regulatory, political and other changes affecting companies operating within such industry. Companies within the infrastructure industry are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction and improvement programs, high leverage, costs associated with compliance with and changes in environmental and other regulations, difficulty in raising capital in adequate amounts and on reasonable terms in periods of high inflation and unsettled capital markets or government budgetary constraints that impact publicly funded projects, the effects of economic slowdown or recession and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors.
Other factors that may affect the operations of companies within the infrastructure industry include innovations in technology that could render the way in which a company delivers a product or service obsolete, significant changes to the number of ultimate end-users of a company's products, inexperience with and potential losses resulting from a developing deregulatory environment, increased susceptibility to terrorist attacks, risks of environmental damage due to a company's operations or an accident, and general changes in market sentiment towards infrastructure and utilities assets. Companies operating in the infrastructure industry face operating risks, including the risk of fire, explosions, leaks, mining and drilling accidents or other catastrophic events. In addition, natural risks, such as earthquakes, floods, lightning, hurricanes, tsunamis and wind, are inherent risks in infrastructure company operations.
  Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.
  Small and Mid Cap Companies. Investments in small and mid cap companies may involve greater risks than investments in larger, more established companies. The securities issued by small and mid cap companies may be less liquid and such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.
  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund's investments in such securities harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. In addition, the Fund's investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates.
  REITs. Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Operating REITs requires specialized management skills and the Fund indirectly bears management expenses along with the direct expenses of the Fund. REITs are also subject to certain provisions under federal tax law and the failure of a company to qualify as a REIT could have adverse consequences for the Fund. Certain infrastructure companies in which the Fund may invest may elect to be treated as a REIT for U.S. tax purposes, and would therefore be subject to the risks discussed above.
  Non-Diversification. Because the Fund is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that investment may cause the Fund's overall value to decline to a greater degree than a diversified portfolio.
  Value Stocks. Value stocks are those stocks the Adviser believes to be undervalued in comparison to their peers, due to market, company-specific or other factors. The prices of value stocks, therefore, may be below average in relation to other measures. Different investment styles (e.g., "growth," "value" or "quantitative") tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.
  Market and Geopolitical. The value of your investment in the Fund is based on the market prices and values of the Fund's investments, which change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund's investments, which may in turn impact valuation, the Fund's ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods).
Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification. Because the Fund is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that investment may cause the Fund's overall value to decline to a greater degree than a diversified portfolio.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Pursuant to separate agreements and plans of reorganization between the Company, on behalf of the Fund, and Morgan Stanley Select Dimensions Investment Series—Global Infrastructure Portfolio ("SD Global Infrastructure"), and Morgan Stanley Variable Investment Series—Global Infrastructure Portfolio ("VIS Global Infrastructure" and together with SD Global Infrastructure, each a "Predecessor Fund"), on April 28, 2014, the Fund acquired substantially all of the assets and liabilities of each Predecessor Fund in exchange for shares of the Fund (collectively, the "Reorganization").
The Fund adopted the financial and performance history of VIS Global Infrastructure. As a result, the historical performance information shown below reflects, for the period prior to the Reorganization, the historical performance of the Class Y shares of VIS Global Infrastructure.
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class II shares' performance from year-to-year and by showing how the Fund's Class II shares' average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance, as well as a comparative sector index, over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years (Class II) Commenced operations on June 5, 2000	[22]
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
High Quarter	09/30/10	16.79%
Low Quarter	09/30/15	-11.33%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Class II) (for the calendar periods ended December 31, 2019)	[22]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class II shares' performance from year-to-year and by showing how the Fund's Class II shares' average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance, as well as a comparative sector index, over time.
(VIF - Global Infrastructure Portfolio - Class II) | (VIF Global Infrastructure Portfolio) | Dow Jones Brookfield Global Infrastructure IndexSM (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	28.69%	[19]
Past Five Years	rr_AverageAnnualReturnYear05	5.75%	[19]
Past Ten Years	rr_AverageAnnualReturnYear10	10.22%	[19]
(VIF - Global Infrastructure Portfolio - Class II) | (VIF Global Infrastructure Portfolio) | S&P Global BMI Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	26.76%	[20]
Past Five Years	rr_AverageAnnualReturnYear05	8.87%	[20]
Past Ten Years	rr_AverageAnnualReturnYear10	9.44%	[20]
(VIF - Global Infrastructure Portfolio - Class II) | (VIF Global Infrastructure Portfolio) | Class II
Prospectus:	rr_ProspectusTable
Advisory Fee	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%	[23]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.46%	[23]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.12%	[23]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 114
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	454
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	817
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,839
Annual Return 2010	rr_AnnualReturn2010	6.74%
Annual Return 2011	rr_AnnualReturn2011	15.82%
Annual Return 2012	rr_AnnualReturn2012	18.44%
Annual Return 2013	rr_AnnualReturn2013	17.54%
Annual Return 2014	rr_AnnualReturn2014	15.28%
Annual Return 2015	rr_AnnualReturn2015	(13.88%)
Annual Return 2016	rr_AnnualReturn2016	14.97%
Annual Return 2017	rr_AnnualReturn2017	12.54%
Annual Return 2018	rr_AnnualReturn2018	(7.89%)
Annual Return 2019	rr_AnnualReturn2019	27.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.79%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.33%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Past One Year	rr_AverageAnnualReturnYear01	27.87%
Past Five Years	rr_AverageAnnualReturnYear05	5.59%
Past Ten Years	rr_AverageAnnualReturnYear10	10.04%
(VIF - Global Real Estate Portfolio - Class II) | (VIF Global Real Estate Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund (Class II)
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold Class II shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Fund Operating Expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, at least 80% of the Fund's assets will be invested in equity securities of companies in the real estate industry, including real estate operating companies ("REOCs"), real estate investment trusts ("REITs") and similar entities established outside the United States ("foreign real estate companies"). This policy may be changed without shareholder approval; however, you would be notified in writing of any changes.
The Fund will invest primarily in companies located in the developed countries of North America, Europe and Asia, but may also invest in emerging markets.
The Adviser and/or the Fund's "Sub-Advisers," Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company"), actively manage the Fund using a combination of top-down and bottom-up methodologies. The top-down portion seeks diversified exposure to all major asset classes with an overweighting to property markets that offer the best relative valuation. The Adviser's and/or Sub-Advisers' proprietary models drive the bottom-up value-driven approach for stock selection. The bottom-up research process strongly influences the Adviser's and/or Sub-Advisers' perspective on which property markets they believe provide better relative value and growth prospects and, consequently, affects their decision to overweight or underweight a given region, sector and/or country.
The Adviser and/or Sub-Advisers may consider information about environmental, social and governance issues (also referred to as ESG) in its bottom-up stock selection process when making investment decisions. The Adviser and/or Sub-Advisers may engage with company management regarding corporate governance practices as well as what the Adviser and/or Sub-Advisers deem to be materially important environmental and/or social issues facing a company.
The Adviser and/or Sub-Advisers generally consider selling a portfolio holding if the holding's share price shifts to the point where the position no longer represents an attractive relative value opportunity versus the underlying value of its assets and/or growth prospects or versus other securities in the investment universe.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:
  Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.
  REITs, REOCs and Foreign Real Estate Companies. Investing in REITs, REOCs and foreign real estate companies exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs, REOCs and foreign real estate companies are organized and operated. Operating REITs and foreign real estate companies requires specialized management skills and the Fund indirectly bears management expenses along with the direct expenses of the Fund. REITs are also subject to certain provisions under federal tax law and the failure of a company to qualify as a REIT could have adverse consequences for the Fund. In addition, foreign real estate companies may be subject to the laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities.
  Small and Mid Cap Companies. Investments in small and mid cap companies may involve greater risks than investments in larger, more established companies. The securities issued by small and mid cap companies may be less liquid and such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.
  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund's investments in such securities harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. In addition, the Fund's investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates.
  Value Stocks. Value stocks are those stocks the Adviser and/or Sub-Advisers believe to be undervalued in comparison to their peers, due to market, company-specific or other factors. The prices of value stocks, therefore, may be below average in relation to other measures. Different investment styles (e.g., "growth", "value" or "quantitative") tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.
  Market and Geopolitical. The value of your investment in the Fund is based on the market prices and values of the Fund's investments, which change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund's investments, which may in turn impact valuation, the Fund's ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods).
Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class II shares' performance from year-to-year and by showing how the Fund's Class II shares' average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance, as well as a comparative sector index, over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years (Class II) Commenced operations on April 28, 2006
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
High Quarter	09/30/10	19.40%
Low Quarter	09/30/11	-20.92%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (Class II) (for the calendar periods ended December 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class II shares' performance from year-to-year and by showing how the Fund's Class II shares' average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance, as well as a comparative sector index, over time.
(VIF - Global Real Estate Portfolio - Class II) | (VIF Global Real Estate Portfolio) | FTSE EPRA Nareit Developed Real Estate Index—NetTotal Return to U.S. Investors (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	22.70%	[24]
Past Five Years	rr_AverageAnnualReturnYear05	6.23%	[24]
Past Ten Years	rr_AverageAnnualReturnYear10	8.96%	[24]
(VIF - Global Real Estate Portfolio - Class II) | (VIF Global Real Estate Portfolio) | MSCI World Net Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	27.67%	[25]
Past Five Years	rr_AverageAnnualReturnYear05	8.74%	[25]
Past Ten Years	rr_AverageAnnualReturnYear10	9.47%	[25]
(VIF - Global Real Estate Portfolio - Class II) | (VIF Global Real Estate Portfolio) | Class II
Prospectus:	rr_ProspectusTable
Advisory Fee	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%	[26]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.39%	[26]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%	[26]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	479
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	855
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,911
Annual Return 2010	rr_AnnualReturn2010	22.32%
Annual Return 2011	rr_AnnualReturn2011	(10.15%)
Annual Return 2012	rr_AnnualReturn2012	29.94%
Annual Return 2013	rr_AnnualReturn2013	2.63%
Annual Return 2014	rr_AnnualReturn2014	13.85%
Annual Return 2015	rr_AnnualReturn2015	(1.42%)
Annual Return 2016	rr_AnnualReturn2016	3.12%
Annual Return 2017	rr_AnnualReturn2017	9.71%
Annual Return 2018	rr_AnnualReturn2018	(8.20%)
Annual Return 2019	rr_AnnualReturn2019	18.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.40%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.92%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Past One Year	rr_AverageAnnualReturnYear01	18.06%
Past Five Years	rr_AverageAnnualReturnYear05	3.86%
Past Ten Years	rr_AverageAnnualReturnYear10	7.27%
(VIF - Global Strategist Portfolio - Class I) | (VIF Global Strategist Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund (Class I)
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. The table and example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Fund Operating Expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" include expenses of the Fund's most recent fiscal year and expenses of the Subsidiary (as defined below) for the most recent fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 124% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	124.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve total return by investing in a blend of equity and fixed-income securities of U.S. and non-U.S. issuers.
The Adviser and/or "Sub-Adviser," Morgan Stanley Investment Management Limited, will utilize a top-down investment approach that focuses on asset class, sector, region, country, and currency and thematic allocations. The Fund's allocations will be based upon the Adviser's and/or Sub-Adviser's evaluations and analyses, taking into account results of its fundamental market research and recommendations generated by the Adviser's and/or Sub-Adviser's quantitative models. The Adviser's and/or Sub-Adviser's research process focuses on three large macro factors across almost all asset classes: 1) valuation (both relative and absolute), 2) dynamics, including earnings revisions, interest rate policy and inflation expectations, and 3) technicals, such as liquidity and sentiment. The Fund may invest in any country, including developing or emerging market countries. The Fund's investments may be U.S. and non-U.S. dollar denominated. In determining whether to sell a security, the Adviser and/or Sub-Adviser consider a number of factors, including changes in capital appreciation potential, or the overall assessment of asset class, sector, region, country, and currency and thematic allocation shifts.
The Fund may invest in real estate investment trusts ("REITs") and mortgage-related or mortgage-backed securities. The Fund may also invest in restricted and illiquid securities.
The Fund may invest a portion of its assets in below "investment grade" fixed-income securities (commonly referred to as "high yield securities" or "junk bonds") and repurchase agreements. The Fund may also invest up to 10% of its total assets in other investment companies, including exchange-traded funds ("ETFs").
The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques. The Fund may also utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Fund will be counted toward the Fund's exposure in the types of securities listed above to the extent they have economic characteristics similar to such securities.
The Fund may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary may invest, directly or indirectly through the use of derivatives, in securities, commodities, commodity-related instruments and other investments, primarily futures, swaps and notes. The Subsidiary is advised by the Adviser.
Investments in the Subsidiary are intended to provide the Fund with exposure to commodities markets within the limitations of the federal tax requirements that apply to the Fund. The Subsidiary primarily obtains its commodity exposure by investing in commodity-linked derivative instruments, which may include, but are not limited to, total return swaps, commodity (U.S. or foreign) futures and commodity-linked notes. The Subsidiary may also invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for its swap positions, and foreign currency transactions (including forward contracts).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:
  Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. To the extent that the Fund invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.
  Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer's inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and uncertainty, such as when the Federal Reserve Board changes a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.
  Mortgage-Backed Securities. Mortgage-backed securities entail prepayment risk, which generally increases during a period of falling interest rates. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of mortgage-backed securities will increase and market price will decrease. Rates of prepayment, faster or slower than expected by the Adviser, could reduce the Fund's yield, increase the volatility of the Fund and/or cause a decline in net asset value per share ("NAV"). Mortgage-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying the securities to be prepaid more slowly than expected, thereby lengthening the duration of such securities, increasing their sensitivity to interest rate changes and causing their prices to decline. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, mortgage-backed securities are subject to credit risk. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Furthermore, mortgage-backed securities may be subject to risks associated with the assets underlying those securities, such as a decline in value. Investments in mortgage-backed securities may give rise to a form of leverage (indebtedness) and may cause the Fund's portfolio turnover rate to appear higher. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged.
  REITs. Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Operating REITs requires specialized management skills and the Fund indirectly bears management expenses along with the direct expenses of the Fund. REITs are also subject to certain provisions under federal tax law and the failure of a company to qualify as a REIT could have adverse consequences for the Fund.
  High Yield Securities ("Junk Bonds"). The Fund's investments in high yield securities expose it to a substantial degree of credit risk. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies, and therefore they may have more difficulty making scheduled payments of principal and interest. High yield securities are subject to greater risk of loss of income and principal than higher rated securities and may be considered speculative. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price. An economic downturn affecting an issuer of high yield securities may result in an increased incidence of default. In the event of a default, the Fund may incur additional expenses to seek recovery.
  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund's investments in such securities harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. In addition, the Fund's investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Fund's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.
  Liquidity. The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a changing interest rate environment or in other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.
  Investment Company Securities. Subject to the limitations set forth in the Investment Company Act of 1940, as amended (the "1940 Act"), or as otherwise permitted by the SEC, the Fund may acquire shares in other investment companies, including foreign investment companies and ETFs, which may be managed by the Adviser or its affiliates. The market value of the shares of other investment companies may differ from the NAV of the Fund. The shares of closed-end investment companies frequently trade at a discount to their NAV. As a shareholder in an investment company, the Fund would bear its ratable share of that entity's expenses, including its investment advisory and administration fees. At the same time, the Fund would continue to pay its own advisory and administration fees and other expenses. As a result, the Fund and its shareholders, in effect, will be absorbing duplicate levels of fees with respect to investments in other investment companies.
  Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.
  Subsidiary Risk. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described herein and could adversely affect the Fund. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments.
  Tax Risk. The Fund may seek to gain exposure to the commodity markets through investments in the Subsidiary. Historically, the Internal Revenue Service ("IRS") has issued private letter rulings in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes (the "Notes Rulings") or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are "qualifying income" for purposes of compliance with Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund has not received such a private letter ruling, and is not able to rely on private letter rulings issued to other taxpayers. The IRS issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a "security" under the 1940 Act. In connection with issuing such revenue procedure, the IRS has revoked the Notes Rulings. The IRS recently issued final regulations that would generally treat the Fund's income inclusion with respect to the Subsidiary as qualifying income either if (A) there is a distribution out of the earnings and profits of the Subsidiary that are attributable to such income inclusion or (B) such inclusion is derived with respect to the Fund's business of investing in stock, securities, or currencies. The tax treatment of the Fund's investments in the Subsidiary may be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS that could affect whether income derived from such investments is "qualifying income" under Subchapter M of the Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or any gains and distributions made by the Fund. No assurances can be provided that the IRS would not be able to successfully assert that the Fund's income from such investments was not "qualifying income," in which case the Fund would fail to qualify as a regulated investment company under Subchapter M of the Code if over 10% of its gross income was derived from these investments. If the Fund failed to qualify as a regulated investment company, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders. Additionally, the failure to qualify as a regulated investment company could have significant adverse tax consequences to the holders of the contracts and annuities which invest in the Fund through a separate account. The Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.
  Market and Geopolitical. The value of your investment in the Fund is based on the market prices and values of the Fund's investments, which change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund's investments, which may in turn impact valuation, the Fund's ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods).
Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class I shares' performance from year-to-year and by showing how the Fund's Class I shares' average annual returns for the past one, five and 10 year periods compare with those of broad measures of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years (Class I) Commenced operations on January 2, 1997
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
High Quarter	09/30/10	17.10%
Low Quarter	06/30/10	-15.35%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (Class I) (for the calendar periods ended December 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class I shares' performance from year-to-year and by showing how the Fund's Class I shares' average annual returns for the past one, five and 10 year periods compare with those of broad measures of market performance over time.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Customized MSIM Global Allocation Index is a performance linked benchmark comprised of 60% MSCI All Country World Index and 40% Bloomberg Barclays Global Aggregate Index for periods after May 31, 2017. Prior to May 31, 2017, the Customized MSIM Global Allocation Index consisted of 60% MSCI All Country World Index (benchmark that measures the equity market performance of developed and emerging markets), 30% Bloomberg Barclays Global Aggregate Index (benchmark that provides a broad-based measure of the global investment grade fixed-rate debt markets), 5% S&P GSCI Light Energy Index (benchmark for investment performance in the energy commodity market) and 5% ICE BofA U.S. Dollar 1-Month LIBID Average Index (benchmark that tracks the performance of a basket of synthetic assets paying LIBID to a stated maturity). It is not possible to invest directly in an index.
(VIF - Global Strategist Portfolio - Class I) | (VIF Global Strategist Portfolio) | MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	26.60%	[27]
Past Five Years	rr_AverageAnnualReturnYear05	8.41%	[27]
Past Ten Years	rr_AverageAnnualReturnYear10	8.79%	[27]
(VIF - Global Strategist Portfolio - Class I) | (VIF Global Strategist Portfolio) | Customized MSIM Global Allocation Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	18.55%	[28]
Past Five Years	rr_AverageAnnualReturnYear05	5.79%	[28]
Past Ten Years	rr_AverageAnnualReturnYear10	6.02%	[28]
(VIF - Global Strategist Portfolio - Class I) | (VIF Global Strategist Portfolio) | Class I
Prospectus:	rr_ProspectusTable
Advisory Fee	rr_ManagementFeesOverAssets	0.75%	[29]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.74%	[30]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%	[31]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.59%	[31]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%	[31]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	413
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	757
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,729
Annual Return 2010	rr_AnnualReturn2010	5.68%
Annual Return 2011	rr_AnnualReturn2011	(3.68%)
Annual Return 2012	rr_AnnualReturn2012	13.84%
Annual Return 2013	rr_AnnualReturn2013	15.95%
Annual Return 2014	rr_AnnualReturn2014	2.15%
Annual Return 2015	rr_AnnualReturn2015	(6.39%)
Annual Return 2016	rr_AnnualReturn2016	5.58%
Annual Return 2017	rr_AnnualReturn2017	16.11%
Annual Return 2018	rr_AnnualReturn2018	(6.50%)
Annual Return 2019	rr_AnnualReturn2019	17.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.10%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.35%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2010
Past One Year	rr_AverageAnnualReturnYear01	17.77%
Past Five Years	rr_AverageAnnualReturnYear05	4.79%
Past Ten Years	rr_AverageAnnualReturnYear10	5.66%
(VIF - Global Strategist Portfolio - Class II) | (VIF Global Strategist Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund (Class II)
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold Class II shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. The table and example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Fund Operating Expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" include expenses of the Fund's most recent fiscal year and expenses of the Subsidiary (as defined below) for the most recent fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 124% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	124.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve total return by investing in a blend of equity and fixed-income securities of U.S. and non-U.S. issuers.
The Adviser and/or "Sub-Adviser," Morgan Stanley Investment Management Limited, will utilize a top-down investment approach that focuses on asset class, sector, region, country, and currency and thematic allocations. The Fund's allocations will be based upon the Adviser's and/or Sub-Adviser's evaluations and analyses, taking into account results of its fundamental market research and recommendations generated by the Adviser's and/or Sub-Adviser's quantitative models. The Adviser's and/or Sub-Adviser's research process focuses on three large macro factors across almost all asset classes: 1) valuation (both relative and absolute), 2) dynamics, including earnings revisions, interest rate policy and inflation expectations, and 3) technicals, such as liquidity and sentiment. The Fund may invest in any country, including developing or emerging market countries. The Fund's investments may be U.S. and non-U.S. dollar denominated. In determining whether to sell a security, the Adviser and/or Sub-Adviser consider a number of factors, including changes in capital appreciation potential, or the overall assessment of asset class, sector, region, country, and currency and thematic allocation shifts.
The Fund may invest in real estate investment trusts ("REITs") and mortgage-related or mortgage-backed securities. The Fund may also invest in restricted and illiquid securities.
The Fund may invest a portion of its assets in below "investment grade" fixed-income securities (commonly referred to as "high yield securities" or "junk bonds") and repurchase agreements. The Fund may also invest up to 10% of its total assets in other investment companies, including exchange-traded funds ("ETFs").
The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques. The Fund may also utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Fund will be counted toward the Fund's exposure in the types of securities listed above to the extent they have economic characteristics similar to such securities.
The Fund may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary may invest, directly or indirectly through the use of derivatives, in securities, commodities, commodity-related instruments and other investments, primarily futures, swaps and notes. The Subsidiary is advised by the Adviser.
Investments in the Subsidiary are intended to provide the Fund with exposure to commodities markets within the limitations of the federal tax requirements that apply to the Fund. The Subsidiary primarily obtains its commodity exposure by investing in commodity-linked derivative instruments, which may include, but are not limited to, total return swaps, commodity (U.S. or foreign) futures and commodity-linked notes. The Subsidiary may also invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for its swap positions, and foreign currency transactions (including forward contracts).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:
  Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. To the extent that the Fund invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.
  Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer's inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and uncertainty, such as when the Federal Reserve Board changes a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.
  Mortgage-Backed Securities. Mortgage-backed securities entail prepayment risk, which generally increases during a period of falling interest rates. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of mortgage-backed securities will increase and market price will decrease. Rates of prepayment, faster or slower than expected by the Adviser, could reduce the Fund's yield, increase the volatility of the Fund and/or cause a decline in net asset value per share ("NAV"). Mortgage-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying the securities to be prepaid more slowly than expected, thereby lengthening the duration of such securities, increasing their sensitivity to interest rate changes and causing their prices to decline. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, mortgage-backed securities are subject to credit risk. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Furthermore, mortgage-backed securities may be subject to risks associated with the assets underlying those securities, such as a decline in value. Investments in mortgage-backed securities may give rise to a form of leverage (indebtedness) and may cause the Fund's portfolio turnover rate to appear higher. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged.
  REITs. Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Operating REITs requires specialized management skills and the Fund indirectly bears management expenses along with the direct expenses of the Fund. REITs are also subject to certain provisions under federal tax law and the failure of a company to qualify as a REIT could have adverse consequences for the Fund.
  High Yield Securities ("Junk Bonds"). The Fund's investments in high yield securities expose it to a substantial degree of credit risk. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies, and therefore they may have more difficulty making scheduled payments of principal and interest. High yield securities are subject to greater risk of loss of income and principal than higher rated securities and may be considered speculative. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price. An economic downturn affecting an issuer of high yield securities may result in an increased incidence of default. In the event of a default, the Fund may incur additional expenses to seek recovery.
  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund's investments in such securities harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. In addition, the Fund's investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Fund's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.
  Liquidity. The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a changing interest rate environment or in other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.
  Investment Company Securities. Subject to the limitations set forth in the Investment Company Act of 1940, as amended (the "1940 Act"), or as otherwise permitted by the SEC, the Fund may acquire shares in other investment companies, including foreign investment companies and ETFs, which may be managed by the Adviser or its affiliates. The market value of the shares of other investment companies may differ from the NAV of the Fund. The shares of closed-end investment companies frequently trade at a discount to their NAV. As a shareholder in an investment company, the Fund would bear its ratable share of that entity's expenses, including its investment advisory and administration fees. At the same time, the Fund would continue to pay its own advisory and administration fees and other expenses. As a result, the Fund and its shareholders, in effect, will be absorbing duplicate levels of fees with respect to investments in other investment companies.
  Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.
  Subsidiary Risk. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described herein and could adversely affect the Fund. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments.
  Tax Risk. The Fund may seek to gain exposure to the commodity markets through investments in the Subsidiary. Historically, the Internal Revenue Service ("IRS") has issued private letter rulings in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes (the "Notes Rulings") or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are "qualifying income" for purposes of compliance with Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund has not received such a private letter ruling, and is not able to rely on private letter rulings issued to other taxpayers. The IRS issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a "security" under the 1940 Act. In connection with issuing such revenue procedure, the IRS has revoked the Notes Rulings. The IRS recently issued final regulations that would generally treat the Fund's income inclusion with respect to the Subsidiary as qualifying income either if (A) there is a distribution out of the earnings and profits of the Subsidiary that are attributable to such income inclusion or (B) such inclusion is derived with respect to the Fund's business of investing in stock, securities, or currencies. The tax treatment of the Fund's investments in the Subsidiary may be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS that could affect whether income derived from such investments is "qualifying income" under Subchapter M of the Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or any gains and distributions made by the Fund. No assurances can be provided that the IRS would not be able to successfully assert that the Fund's income from such investments was not "qualifying income," in which case the Fund would fail to qualify as a regulated investment company under Subchapter M of the Code if over 10% of its gross income was derived from these investments. If the Fund failed to qualify as a regulated investment company, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders. Additionally, the failure to qualify as a regulated investment company could have significant adverse tax consequences to the holders of the contracts and annuities which invest in the Fund through a separate account. The Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.
  Market and Geopolitical. The value of your investment in the Fund is based on the market prices and values of the Fund's investments, which change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund's investments, which may in turn impact valuation, the Fund's ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods).
Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class II shares' performance from year-to-year and by showing how the Fund's Class II shares' average annual returns for the past one and five year periods and since the Fund's Class II shares' inception compare with those of broad measures of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years (Class II) Commenced operations on March 15, 2011
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
High Quarter	03/31/12	8.28%
Low Quarter	12/31/18	-6.67%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Class II) (for the calendar periods ended December 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class II shares' performance from year-to-year and by showing how the Fund's Class II shares' average annual returns for the past one and five year periods and since the Fund's Class II shares' inception compare with those of broad measures of market performance over time.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Customized MSIM Global Allocation Index is a performance linked benchmark comprised of 60% MSCI All Country World Index and 40% Bloomberg Barclays Global Aggregate Index for periods after May 31, 2017. Prior to May 31, 2017, the Customized MSIM Global Allocation Index consisted of 60% MSCI All Country World Index (benchmark that measures the equity market performance of developed and emerging markets), 30% Bloomberg Barclays Global Aggregate Index (benchmark that provides a broad-based measure of the global investment grade fixed-rate debt markets), 5% S&P GSCI Light Energy Index (benchmark for investment performance in the energy commodity market) and 5% ICE BofA U.S. Dollar 1-Month LIBID Average Index (benchmark that tracks the performance of a basket of synthetic assets paying LIBID to a stated maturity). It is not possible to invest directly in an index.
(VIF - Global Strategist Portfolio - Class II) | (VIF Global Strategist Portfolio) | MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	26.60%	[27]
Past Five Years	rr_AverageAnnualReturnYear05	8.41%	[27]
Since Inception	rr_AverageAnnualReturnSinceInception	8.68%	[27],[32]
(VIF - Global Strategist Portfolio - Class II) | (VIF Global Strategist Portfolio) | Customized MSIM Global Allocation Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	18.55%	[28]
Past Five Years	rr_AverageAnnualReturnYear05	5.79%	[28]
Since Inception	rr_AverageAnnualReturnSinceInception	5.68%	[28],[32]
(VIF - Global Strategist Portfolio - Class II) | (VIF Global Strategist Portfolio) | Class II
Prospectus:	rr_ProspectusTable
Advisory Fee	rr_ManagementFeesOverAssets	0.75%	[33]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.74%	[34]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%	[35]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.74%	[35]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[35]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	476
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	874
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,990
Annual Return 2012	rr_AnnualReturn2012	13.70%
Annual Return 2013	rr_AnnualReturn2013	15.75%
Annual Return 2014	rr_AnnualReturn2014	2.00%
Annual Return 2015	rr_AnnualReturn2015	(6.53%)
Annual Return 2016	rr_AnnualReturn2016	5.49%
Annual Return 2017	rr_AnnualReturn2017	15.96%
Annual Return 2018	rr_AnnualReturn2018	(6.65%)
Annual Return 2019	rr_AnnualReturn2019	17.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.28%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.67%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Past One Year	rr_AverageAnnualReturnYear01	17.74%
Past Five Years	rr_AverageAnnualReturnYear05	4.68%
Since Inception	rr_AverageAnnualReturnSinceInception	5.63%
(VIF - Growth Portfolio - Class I) | (VIF Growth Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund (Class I)
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Fund Operating Expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 95% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	95.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Adviser seeks to achieve the Fund's investment objective by investing primarily in established and emerging companies, with capitalizations within the range of companies included in the Russell 1000® Growth Index. As of December 31, 2019, these market capitalizations ranged between $267.2 million and $1,304.1 billion.
The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser typically invests in unique companies it believes have sustainable competitive advantages with above average business visibility, the ability to deploy capital at high rates of return, strong balance sheets and an attractive risk/reward.
The Adviser actively integrates sustainability into the investment process by using environmental, social and governance ("ESG") factors as a lens for additional fundamental research, which can contribute to investment decision-making. The Adviser seeks to understand how environmental and social initiatives within companies can create value by strengthening durable competitive advantages, creating growth opportunities, driving profitability and/or aligning with secular growth trends. The Adviser generally engages with company management teams to discuss their ESG practices, with the aim of identifying how sustainability themes present opportunities and risks that can be material to the value of the security over the long-term. Other aspects of the investment process include a proprietary, systematic evaluation of governance policies, specifically focusing on compensation alignment on long-term value creation. The Adviser does not treat ESG as a deterministic, reductive screen, nor as a portfolio construction tool layered on top of a passive vehicle.
The Fund may invest in equity securities. The Fund may also invest in privately placed and restricted securities.
The Adviser may invest up to 25% of the Fund's net assets in foreign securities, including emerging market securities classified as American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), American Depositary Shares ("ADSs") or Global Depositary Shares ("GDSs"), foreign U.S. dollar-denominated securities that are traded on a U.S. exchange or local shares of non-U.S. issuers.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:
  Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.
  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund's investments in such securities harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. In addition, the Fund's investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates.
  Liquidity. The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.
  Focused Investing. To the extent that the Fund invests in a limited number of issuers, the Fund will be more susceptible to negative events affecting those issuers and a decline in the value of a particular instrument may cause the Fund's overall value to decline to a greater degree than if the Fund were invested more widely.
  Market and Geopolitical. The value of your investment in the Fund is based on the market prices and values of the Fund's investments, which change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund's investments, which may in turn impact valuation, the Fund's ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods).
Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in Fund's Class I shares' performance from year-to-year and by showing how the Fund's Class I shares' average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years (Class I) Commenced operations on January 2, 1997
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
High Quarter	03/31/12	20.60%
Low Quarter	12/31/18	-16.34%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Class I) (for the calendar periods ended December 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in Fund's Class I shares' performance from year-to-year and by showing how the Fund's Class I shares' average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance over time.
(VIF - Growth Portfolio - Class I) | (VIF Growth Portfolio) | Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	36.39%	[36]
Past Five Years	rr_AverageAnnualReturnYear05	14.63%	[36]
Past Ten Years	rr_AverageAnnualReturnYear10	15.22%	[36]
(VIF - Growth Portfolio - Class I) | (VIF Growth Portfolio) | Class I
Prospectus:	rr_ProspectusTable
Advisory Fee	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%	[37]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.21%	[37]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.57%	[37]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 58
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	228
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	413
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 946
Annual Return 2010	rr_AnnualReturn2010	22.86%
Annual Return 2011	rr_AnnualReturn2011	(2.80%)
Annual Return 2012	rr_AnnualReturn2012	14.38%
Annual Return 2013	rr_AnnualReturn2013	48.07%
Annual Return 2014	rr_AnnualReturn2014	6.36%
Annual Return 2015	rr_AnnualReturn2015	12.24%
Annual Return 2016	rr_AnnualReturn2016	(1.64%)
Annual Return 2017	rr_AnnualReturn2017	43.15%
Annual Return 2018	rr_AnnualReturn2018	7.54%
Annual Return 2019	rr_AnnualReturn2019	31.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.60%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.34%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Past One Year	rr_AverageAnnualReturnYear01	31.81%
Past Five Years	rr_AverageAnnualReturnYear05	17.50%
Past Ten Years	rr_AverageAnnualReturnYear10	17.03%
(VIF - Growth Portfolio - Class II) | (VIF Growth Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund (Class II)
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold Class II shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Fund Operating Expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 95% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	95.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Adviser seeks to achieve the Fund's investment objective by investing primarily in established and emerging companies, with capitalizations within the range of companies included in the Russell 1000® Growth Index. As of December 31, 2019, these market capitalizations ranged between $267.2 million and $1,304.1 billion.
The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser typically invests in unique companies it believes have sustainable competitive advantages with above average business visibility, the ability to deploy capital at high rates of return, strong balance sheets and an attractive risk/reward.
The Adviser actively integrates sustainability into the investment process by using environmental, social and governance ("ESG") factors as a lens for additional fundamental research, which can contribute to investment decision-making. The Adviser seeks to understand how environmental and social initiatives within companies can create value by strengthening durable competitive advantages, creating growth opportunities, driving profitability and/or aligning with secular growth trends. The Adviser generally engages with company management teams to discuss their ESG practices, with the aim of identifying how sustainability themes present opportunities and risks that can be material to the value of the security over the long-term. Other aspects of the investment process include a proprietary, systematic evaluation of governance policies, specifically focusing on compensation alignment on long-term value creation. The Adviser does not treat ESG as a deterministic, reductive screen, nor as a portfolio construction tool layered on top of a passive vehicle.
The Fund may invest in equity securities. The Fund may also invest in privately placed and restricted securities.
The Adviser may invest up to 25% of the Fund's net assets in foreign securities, including emerging market securities classified as American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), American Depositary Shares ("ADSs") or Global Depositary Shares ("GDSs"), foreign U.S. dollar-denominated securities that are traded on a U.S. exchange or local shares of non-U.S. issuers.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:
  Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.
  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund's investments in such securities harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. In addition, the Fund's investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates.
  Liquidity. The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.
  Focused Investing. To the extent that the Fund invests in a limited number of issuers, the Fund will be more susceptible to negative events affecting those issuers and a decline in the value of a particular instrument may cause the Fund's overall value to decline to a greater degree than if the Fund were invested more widely.
  Market and Geopolitical. The value of your investment in the Fund is based on the market prices and values of the Fund's investments, which change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund's investments, which may in turn impact valuation, the Fund's ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods).
Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in Fund's Class II shares' performance from year-to-year and by showing how the Fund's Class II shares' average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years (Class II) Commenced operations on May 5, 2003
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
High Quarter	03/31/12	20.49%
Low Quarter	12/31/18	-16.38%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Class II) (for the calendar periods ended December 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in Fund's Class II shares' performance from year-to-year and by showing how the Fund's Class II shares' average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance over time.
(VIF - Growth Portfolio - Class II) | (VIF Growth Portfolio) | Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	36.39%	[36]
Past Five Years	rr_AverageAnnualReturnYear05	14.63%	[36]
Past Ten Years	rr_AverageAnnualReturnYear10	15.22%	[36]
(VIF - Growth Portfolio - Class II) | (VIF Growth Portfolio) | Class II
Prospectus:	rr_ProspectusTable
Advisory Fee	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%	[38]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.21%	[38]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.82%	[38]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 84
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	307
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	548
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,240
Annual Return 2010	rr_AnnualReturn2010	22.61%
Annual Return 2011	rr_AnnualReturn2011	(3.04%)
Annual Return 2012	rr_AnnualReturn2012	14.05%
Annual Return 2013	rr_AnnualReturn2013	47.72%
Annual Return 2014	rr_AnnualReturn2014	6.09%
Annual Return 2015	rr_AnnualReturn2015	11.97%
Annual Return 2016	rr_AnnualReturn2016	(1.92%)
Annual Return 2017	rr_AnnualReturn2017	42.82%
Annual Return 2018	rr_AnnualReturn2018	7.30%
Annual Return 2019	rr_AnnualReturn2019	31.47%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.49%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.38%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Past One Year	rr_AverageAnnualReturnYear01	31.47%
Past Five Years	rr_AverageAnnualReturnYear05	17.21%
Past Ten Years	rr_AverageAnnualReturnYear10	16.74%
(VIF - U.S. Real Estate Portfolio - Class I) | (VIF U.S. Real Estate Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund (Class I)
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Fund Operating Expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Adviser seeks a combination of above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts ("REITs"). The Fund focuses on REITs as well as real estate operating companies ("REOCs") that invest in a variety of property types and regions.
Under normal circumstances, at least 80% of the Fund's assets will be invested in equity securities of companies in the U.S. real estate industry. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes.
The Adviser actively manages the Fund using a combination of top-down and bottom-up methodologies. The top-down portion seeks diversified exposure to all major asset classes with an overweighting to property markets that offer the best relative valuation. The Adviser's proprietary models drive the bottom-up value-driven approach for stock selection. The bottom-up research process strongly influences the Adviser's perspective on which property markets it believes provide better relative value and growth prospects and, consequently, affects its decision to overweight or underweight a given property market.
The Adviser may consider information about environmental, social and governance issues (also referred to as ESG) in its bottom-up stock selection process when making investment decisions. The Adviser may engage with company management regarding corporate governance practices as well as what the Adviser deems to be materially important environmental and/or social issues facing a company.
The Adviser generally considers selling a portfolio holding if the holding's share price shifts to the point where the position no longer represents an attractive relative value opportunity versus the underlying value of its assets and/or growth prospects or versus other securities in the universe.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:
  Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.
  REITs and REOCs. Investing in REITs and REOCs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs and REOCs are organized and operated. Operating REITs requires specialized management skills and the Fund indirectly bears management expenses along with the direct expenses of the Fund. REITs are also subject to certain provisions under federal tax law and the failure of a company to qualify as a REIT could have adverse consequences for the Fund.
  Small and Mid Cap Companies. Investments in small and mid cap companies may involve greater risks than investments in larger, more established companies. The securities issued by small and mid cap companies may be less liquid and such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.
  Non-Diversification. Because the Fund is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that investment may cause the Fund's overall value to decline to a greater degree than a diversified portfolio.
  Value Stocks. Value stocks are those stocks the Adviser believes to be undervalued in comparison to their peers, due to market, company-specific or other factors. The prices of value stocks, therefore, may be below average in relation to other measures. Different investment styles (e.g., "growth," "value" or "quantitative") tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.
  Market and Geopolitical. The value of your investment in the Fund is based on the market prices and values of the Fund's investments, which change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund's investments, which may in turn impact valuation, the Fund's ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods).
Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification. Because the Fund is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that investment may cause the Fund's overall value to decline to a greater degree than a diversified portfolio.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class I shares' performance from year-to-year and by showing how the Fund's Class I shares' average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance, as well as a comparative sector index, over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years (Class I) Commenced operations on March 3, 1997
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
High Quarter	03/31/19	15.22%
Low Quarter	09/30/11	-15.90%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (Class I) (for the calendar periods ended December 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class I shares' performance from year-to-year and by showing how the Fund's Class I shares' average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance, as well as a comparative sector index, over time.
(VIF - U.S. Real Estate Portfolio - Class I) | (VIF U.S. Real Estate Portfolio) | FTSE Nareit Equity REITs Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	26.00%	[39]
Past Five Years	rr_AverageAnnualReturnYear05	7.21%	[39]
Past Ten Years	rr_AverageAnnualReturnYear10	11.94%	[39]
(VIF - U.S. Real Estate Portfolio - Class I) | (VIF U.S. Real Estate Portfolio) | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	31.49%	[40]
Past Five Years	rr_AverageAnnualReturnYear05	11.70%	[40]
Past Ten Years	rr_AverageAnnualReturnYear10	13.56%	[40]
(VIF - U.S. Real Estate Portfolio - Class I) | (VIF U.S. Real Estate Portfolio) | Class I
Prospectus:	rr_ProspectusTable
Advisory Fee	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%	[41]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.15%	[41]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.82%	[41]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 84
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	294
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	522
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,176
Annual Return 2010	rr_AnnualReturn2010	29.96%
Annual Return 2011	rr_AnnualReturn2011	5.92%
Annual Return 2012	rr_AnnualReturn2012	15.84%
Annual Return 2013	rr_AnnualReturn2013	2.05%
Annual Return 2014	rr_AnnualReturn2014	29.72%
Annual Return 2015	rr_AnnualReturn2015	2.17%
Annual Return 2016	rr_AnnualReturn2016	6.81%
Annual Return 2017	rr_AnnualReturn2017	3.11%
Annual Return 2018	rr_AnnualReturn2018	(7.71%)
Annual Return 2019	rr_AnnualReturn2019	18.94%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.22%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.90%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Past One Year	rr_AverageAnnualReturnYear01	18.94%
Past Five Years	rr_AverageAnnualReturnYear05	4.31%
Past Ten Years	rr_AverageAnnualReturnYear10	10.06%
(VIF - U.S. Real Estate Portfolio - Class II) | (VIF U.S. Real Estate Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund (Class II)
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold Class II shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Fund Operating Expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Adviser seeks a combination of above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts ("REITs"). The Fund focuses on REITs as well as real estate operating companies ("REOCs") that invest in a variety of property types and regions.
Under normal circumstances, at least 80% of the Fund's assets will be invested in equity securities of companies in the U.S. real estate industry. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes.
The Adviser actively manages the Fund using a combination of top-down and bottom-up methodologies. The top-down portion seeks diversified exposure to all major asset classes with an overweighting to property markets that offer the best relative valuation. The Adviser's proprietary models drive the bottom-up value-driven approach for stock selection. The bottom-up research process strongly influences the Adviser's perspective on which property markets it believes provide better relative value and growth prospects and, consequently, affects its decision to overweight or underweight a given property market.
The Adviser may consider information about environmental, social and governance issues (also referred to as ESG) in its bottom-up stock selection process when making investment decisions. The Adviser may engage with company management regarding corporate governance practices as well as what the Adviser deems to be materially important environmental and/or social issues facing a company.
The Adviser generally considers selling a portfolio holding if the holding's share price shifts to the point where the position no longer represents an attractive relative value opportunity versus the underlying value of its assets and/or growth prospects or versus other securities in the universe.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:
  Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.
  REITs and REOCs. Investing in REITs and REOCs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs and REOCs are organized and operated. Operating REITs requires specialized management skills and the Fund indirectly bears management expenses along with the direct expenses of the Fund. REITs are also subject to certain provisions under federal tax law and the failure of a company to qualify as a REIT could have adverse consequences for the Fund.
  Small and Mid Cap Companies. Investments in small and mid cap companies may involve greater risks than investments in larger, more established companies. The securities issued by small and mid cap companies may be less liquid and such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.
  Non-Diversification. Because the Fund is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that investment may cause the Fund's overall value to decline to a greater degree than a diversified portfolio.
  Value Stocks. Value stocks are those stocks the Adviser believes to be undervalued in comparison to their peers, due to market, company-specific or other factors. The prices of value stocks, therefore, may be below average in relation to other measures. Different investment styles (e.g., "growth," "value" or "quantitative") tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.
  Market and Geopolitical. The value of your investment in the Fund is based on the market prices and values of the Fund's investments, which change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund's investments, which may in turn impact valuation, the Fund's ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods).
Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification. Because the Fund is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that investment may cause the Fund's overall value to decline to a greater degree than a diversified portfolio.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class II shares' performance from year-to-year and by showing how the Fund's Class II shares' average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance, as well as a comparative sector index, over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years (Class II) Commenced operations on November 5, 2002
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
High Quarter	03/31/19	15.15%
Low Quarter	09/30/11	-15.93%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (Class II) (for the calendar periods ended December 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class II shares' performance from year-to-year and by showing how the Fund's Class II shares' average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance, as well as a comparative sector index, over time.
(VIF - U.S. Real Estate Portfolio - Class II) | (VIF U.S. Real Estate Portfolio) | FTSE Nareit Equity REITs Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	26.00%	[39]
Past Five Years	rr_AverageAnnualReturnYear05	7.21%	[39]
Past Ten Years	rr_AverageAnnualReturnYear10	11.94%	[39]
(VIF - U.S. Real Estate Portfolio - Class II) | (VIF U.S. Real Estate Portfolio) | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	31.49%	[40]
Past Five Years	rr_AverageAnnualReturnYear05	11.70%	[40]
Past Ten Years	rr_AverageAnnualReturnYear10	13.56%	[40]
(VIF - U.S. Real Estate Portfolio - Class II) | (VIF U.S. Real Estate Portfolio) | Class II
Prospectus:	rr_ProspectusTable
Advisory Fee	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%	[42]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.15%	[42]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.07%	[42]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 109
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	372
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	656
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,464
Annual Return 2010	rr_AnnualReturn2010	29.53%
Annual Return 2011	rr_AnnualReturn2011	5.66%
Annual Return 2012	rr_AnnualReturn2012	15.62%
Annual Return 2013	rr_AnnualReturn2013	1.75%
Annual Return 2014	rr_AnnualReturn2014	29.43%
Annual Return 2015	rr_AnnualReturn2015	1.92%
Annual Return 2016	rr_AnnualReturn2016	6.55%
Annual Return 2017	rr_AnnualReturn2017	2.87%
Annual Return 2018	rr_AnnualReturn2018	(7.97%)
Annual Return 2019	rr_AnnualReturn2019	18.68%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.15%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.93%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Past One Year	rr_AverageAnnualReturnYear01	18.68%
Past Five Years	rr_AverageAnnualReturnYear05	4.06%
Past Ten Years	rr_AverageAnnualReturnYear10	9.78%

[1]	During 2016 and 2019, the Fund received proceeds related to certain non-recurring litigation settlements. Had these settlements not occurred, the one, five and 10 year returns for such periods would have been lower. Please refer to the Financial Highlights for further information.
[2]	The Bloomberg Barclays U.S. Aggregate Index tracks the performance of U.S. government agency and Treasury securities, investment grade corporate debt securities, agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. It is not possible to invest directly in an index.
[3]	The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.70%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Company's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
[4]	During 2016 and 2019, the Fund received proceeds related to certain non-recurring litigation settlements. Had these settlements not occurred, the one, five and 10 year returns for such periods would have been lower. Please refer to the Financial Highlights for further information.
[5]	The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Company's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
[6]	The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Index is a subset of the Russell 1000® Index and includes approximately 800 of the smallest securities in the Russell 1000® Index, which in turn consists of approximately 1,000 of the largest U.S. securities based on a combination of market capitalization and current index membership. It is not possible to invest directly in an index.
[7]	The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Company's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
[8]	The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.05%. In addition, the Fund's "Distributor," Morgan Stanley Distribution, Inc., has agreed to waive 0.15% of the 0.25% 12b-1 fee that it may receive. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Company's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
[9]	The J.P. Morgan Emerging Markets Bond Global Diversified Index tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments for emerging market countries but limits the weights of countries with larger debt stocks by only including a specified portion of these countries' eligible current face amounts of debt outstanding. It is not possible to invest directly in an index. Effective close of business on December 31, 2019, the Fund changed its primary benchmark to J.P. Morgan Emerging Markets Bond Global Diversified Index because the Adviser believes the J.P. Morgan Emerging Markets Bond Global Diversified Index is a more appropriate benchmark for the Fund.
[10]	The Emerging Markets Debt Blended Index is a performance linked benchmark of old and new benchmark of the Fund, the old represented by J.P. Morgan Emerging Markets Bond Global Index from the Fund's inception to December 31, 2019, and the new benchmark represented by J.P. Morgan Emerging Markets Bond Global Diversified Index for periods thereafter. It is not possible to invest directly in an index.
[11]	The J.P. Morgan Emerging Markets Bond Global Index tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi sovereign entities: Brady bonds, loans, Eurobonds and local market instruments for emerging market countries. It is not possible to invest directly in an index.
[12]	The Fund's "Distributor," Morgan Stanley Distribution, Inc., has agreed to waive 0.20% of the 0.25% 12b-1 fee that it may receive. This fee waiver will continue for at least one year or until such time as the Company's Board of Directors acts to discontinue all or a portion of such waiver when it deems such action is appropriate.
[13]	The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance of emerging markets. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI Emerging Markets Index currently consists of 26 emerging market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. It is not possible to invest directly in an index.
[14]	The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.25%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Company's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
[15]	The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.30%. In addition, the Fund's "Distributor," Morgan Stanley Distribution, Inc., has agreed to waive 0.20% of the 0.25% 12b-1 fee that it may receive. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Company's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
[16]	The MSCI World Net Index is a free float-adjusted market capitalization weighted index that is designed to measure the global equity market performance of developed markets. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI World Net Index currently consists of 23 developed market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. It is not possible to invest directly in an index.
[17]	The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.20%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Company's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
[18]	Performance shown for the Fund's Class I shares reflects the performance of the Class X shares of VIS Global Infrastructure for periods prior to April 28, 2014.
[19]	The Dow Jones Brookfield Global Infrastructure IndexSM is a float-adjusted market capitalization weighted index that measures the stock performance of companies that exhibit strong infrastructure characteristics. The Index intends to measure all sectors of the infrastructure market. The Index was first published in July 2008; however, back-tested hypothetical performance information is available for this Index since December 31, 2002. Returns are calculated using the return data of the Standard & Poor's Global BMI Index ("S&P Global BMI Index") through December 31, 2002 and the return data of the Dow Jones Brookfield Global Infrastructure IndexSM for periods thereafter. It is not possible to invest directly in an index.
[20]	The S&P Global BMI Index is a broad market index designed to capture exposure to equities in all countries in the world that meet minimum size and liquidity requirements. The index members represent developed and emerging market countries. It is not possible to invest directly in an index.
[21]	The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.87%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Company's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
[22]	Performance shown for the Fund's Class II shares reflects the performance of the Class Y shares of VIS Global Infrastructure for periods prior to April 28, 2014.
[23]	The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.12%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Company's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
[24]	The FTSE EPRA Nareit Developed Real Estate Index—Net Total Return to U.S. Investors is a free float-adjusted market capitalization weighted index designed to reflect the stock performance of companies engaged in specific aspects of the major real estate markets/regions of the developed world. The performance of the Index is listed in U.S. dollars and assumes reinvestment of dividends. "Net Total Return to U.S. Investors" reflects a reduction in total returns after taking into account the withholding tax on dividends by certain foreign countries represented in the Index. It is not possible to invest directly in an index.
[25]	The MSCI World Net Index is a free float-adjusted market capitalization weighted index that is designed to measure the global equity market performance of developed markets. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI World Net Index currently consists of 23 developed market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. It is not possible to invest directly in an index.
[26]	The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.25%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Company's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
[27]	The MSCI All Country World Index is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the index is listed in U.S. dollars and assumes reinvestment of net dividends. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. It is not possible to invest directly in an index.
[28]	The Customized MSIM Global Allocation Index is a performance linked benchmark comprised of 60% MSCI All Country World Index and 40% Bloomberg Barclays Global Aggregate Index for periods after May 31, 2017. Prior to May 31, 2017, the Customized MSIM Global Allocation Index consisted of 60% MSCI All Country World Index (benchmark that measures the equity market performance of developed and emerging markets), 30% Bloomberg Barclays Global Aggregate Index (benchmark that provides a broad-based measure of the global investment grade fixed-rate debt markets), 5% S&P GSCI Light Energy Index (benchmark for investment performance in the energy commodity market) and 5% ICE BofA U.S. Dollar 1-Month LIBID Average Index (benchmark that tracks the performance of a basket of synthetic assets paying LIBID to a stated maturity). It is not possible to invest directly in an index.
[29]	"Advisory Fee" includes the management fee of the Subsidiary (as defined below). The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to waive or credit a portion of the advisory fee in an amount equal to the management fee paid to the Adviser by the Subsidiary.
[30]	"Other Expenses" include expenses of the Fund's most recent fiscal year and expenses of the Subsidiary (as defined below) for the most recent fiscal year.
[31]	The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.90%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Company's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
[32]	Since Inception reflects the inception of Class II.
[33]	"Advisory Fee" includes the management fee of the Subsidiary (as defined below). The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to waive or credit a portion of the advisory fee in an amount equal to the management fee paid to the Adviser by the Subsidiary.
[34]	"Other Expenses" include expenses of the Fund's most recent fiscal year and expenses of the Subsidiary (as defined below) for the most recent fiscal year.
[35]	The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00%. In addition, the Fund's "Distributor," Morgan Stanley Distribution, Inc., has agreed to waive 0.15% of the 0.25% 12b-1 fee that it may receive. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Company's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
[36]	The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Index is an index of approximately 1,000 of the largest U.S. companies based on a combination of market capitalization and current index membership. It is not possible to invest directly in an index.
[37]	The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.57%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Company's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
[38]	The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.82%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Company's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
[39]	The FTSE Nareit (National Association of Real Estate Investment Trusts) Equity REITs Index is a free float-adjusted market capitalization weighted index of tax qualified equity REITs listed on the New York Stock Exchange, NYSE Amex and the NASDAQ National Market Systems. It is not possible to invest directly in an index.
[40]	The Standard & Poor's 500® Index (S&P 500® Index) measures the performance of the large-cap segment of the U.S. equities market, covering approximately 80% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy. It is not possible to invest directly in an index.
[41]	The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.82%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Company's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
[42]	The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.07%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Company's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.